     As filed with the Securities and Exchange Commission on April 23, 1999


                                                       Registration No. 33-53342

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Pre-Effective Amendment No.                  [   ]
                           Post-Effective Amendment No. 8                  [ X ]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 9                           ( X )


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                                 Carol Yee, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                       Copy to:

Peter E. Panarites, Esq.                         Michael J. McLaughlin, Esq.
Freedman, Levy, Kroll & Simonds                  Senior Vice President
1050 Connecticut Avenue                          and General Counsel
Suite 825                                        New York Life Insurance Company
Washington, D.C.  20036                          51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 1999 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                             CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-4                                                  Prospectus Caption
----------------                                                  ------------------

1.   Cover Page                                                   Cover Page

2.   Definitions                                                  Definitions

3.   Synopsis                                                     Fee Table

4.   Condensed Financial Information                              Condensed Financial Information

5.   General Description of Registrant,                           New York Life Insurance and Annuity
     Depositor and Portfolio Companies                            Corporation; The Portfolios; The Separate
                                                                  Accounts; Voting Rights

6.   Deductions and Expenses                                      Charges and Deductions; Fee Table; Federal
                                                                  Tax Matters; Distributor of the Policies

7.   General Description of Variable                              The Policies; Distributions Under the Policy;
     Annuity Contracts                                            Voting Rights; Charges and Deductions; The
                                                                  Fixed Account

8.   Annuity Period                                               Income Payments

9.   Death Benefit                                                Distributions Under the Policy

10.  Purchases and Contract Value                                 Policy Application and Premium Payments;
                                                                  Accumulation Period

11.  Redemptions                                                  Surrenders and Withdrawals; Income Payments;
                                                                  Cancellations

12.  Taxes                                                        Federal Tax Matters

13.  Legal Proceedings                                            Statement of Additional Information - Legal
                                                                  Proceedings

14.  Table of Contents of the Statement of                        Table of Contents for the Statement of
     Additional Information                                       Additional Information

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



                                                                  Statement of Additional
Item of Form N-4                                                  Information Caption
----------------                                                  -------------------

15.  Cover Page                                                   Cover Page

16.  Table of Contents                                            Table of Contents

17.  General Information & History                                Not Applicable

18.  Services                                                     Safekeeping of Separate Account Assets

19.  Purchase of Securities Being Offered                         Distributor of the Policies

20.  Underwriters                                                 Distributor of the Policies

21.  Calculation of Performance Data                              Investment Performance Calculations

22.  Annuity Payments                                             Valuation of Accumulation Units

23.  Financial Statements                                         Financial Statements

                          PROSPECTUS DATED MAY 1, 1999
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010


                                                      INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option and twenty-six variable investment divisions listed below.



  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Government
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP International Equity
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP Bond
  -    MainStay VP Growth Equity
  -    MainStay VP Indexed Equity
  -    American Century Income & Growth*
  -    Dreyfus Large Company Value*
  -    Eagle Asset Management Growth Equity*
  -    Lord Abbett Developing Growth*
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Fidelity VIP II Contrafund
  -    Fidelity VIP Equity-Income
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS Growth With Income Series
  -    MFS Research Series
  -    Morgan Stanley Dean Witter Emerging
       Markets Equity
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets



  *These investment divisions are part of the MainStay VP Series Fund, Inc.



We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.



     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II (VIP II), the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Dean Witter Universal Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund").



     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.



     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4


QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................    9
FINANCIAL STATEMENTS...................   16
CONDENSED FINANCIAL INFORMATION........   17
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   20
  New York Life Insurance and Annuity
     Corporation.......................   20
  The Separate Accounts................   20
  The Portfolios.......................   20
  Reinvestment.........................   22
THE POLICIES...........................   22
  Qualified and Non-Qualified
     Policies..........................   22
  Policy Application and Premium
     Payments..........................   23
  Issue Ages...........................   24
  Transfers............................   24
  Procedures for Telephone Transfers...   24
  Dollar Cost Averaging................   25
  Automatic Asset Reallocation.........   26
  Interest Sweep.......................   26
  Accumulation Period..................   26
     (a) Crediting of Premium
           Payments....................   26
     (b) Valuation of Accumulation
           Units.......................   27
  Policy Owner Inquiries...............   27
CHARGES AND DEDUCTIONS.................   27
  Surrender Charges....................   27
  Amount of Surrender Charge...........   27
  Exceptions to Surrender Charges......   27
  Other Charges........................   28
     (a) Mortality and Expense Risk
           Charges.....................   28
     (b) Administration Fee............   28
     (c) Policy Service Charge.........   28
     (d) Fund Charges..................   28
  Group and Sponsored Arrangements.....   28
  Taxes................................   29



                                         PAGE
                                         ----
DISTRIBUTIONS UNDER THE POLICY.........   29
  Surrenders and Withdrawals...........   29
     (a) Surrenders....................   29
     (b) Partial Withdrawals...........   30
     (c) Periodic Partial
           Withdrawals.................   30
     (d) Hardship Withdrawals..........   30
  Required Minimum Distribution
     Option............................   30
  Cancellations........................   30
  Annuity Commencement Date............   30
  Death Before Annuity Commencement....   31
  Income Payments......................   32
     (a) Election of Income Payment
           Options.....................   32
     (b) Other Methods of   Payment....   32
     (c) Proof of Survivorship.........   32
  Delay of Payments....................   32
  Designation of Beneficiary...........   32
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   33
  Loans................................   33
  Riders...............................   33
     (a) Living Needs Benefit
           Rider.......................   34
     (b) Unemployment Benefit   Rider..   34
THE FIXED ACCOUNT......................   34
     (a) Interest Crediting............   34
     (b) Bail-Out......................   34
     (c) Transfers to Investment
           Divisions...................   35
FEDERAL TAX MATTERS....................   35
  Introduction.........................   35
  Taxation of Annuities in General.....   35
  Qualified Plans......................   36
     (a) Section 403(a) Plans..........   37
     (b) Section 403(b) Plans..........   37
     (c) Individual Retirement
           Annuities...................   37
     (d) Roth Individual Retirement
           Annuities...................   37
     (e) Deferred Compensation
           Plans.......................   37
DISTRIBUTOR OF THE POLICIES............   37
VOTING RIGHTS..........................   37
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   40



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY SUPPLEMENTAL SALES MATERIAL WE AUTHORIZE.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.



ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.



ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account.



ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.



ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.



BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of the NYSE, if earlier.



ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Accounts.



FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Accounts. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.



FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges that may have already been assessed from the Fixed Account.



INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.



INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.



NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.



POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.



POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.



POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.



POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.



QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.


SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.


SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account we established to receive and invest premium payments paid under Non-Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.



SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account we established to receive and invest premium payments paid under Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.


VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE

                                                                                               MAINSTAY VP
                                      MAINSTAY VP    MAINSTAY VP                               HIGH YIELD     MAINSTAY VP
                                        CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
                                      APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND          EQUITY
                                      ------------   -----------   -----------   -----------   -----------   -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn)......................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                      during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                      Policy Year 9, and 0% thereafter.
  Transfer Fee......................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                      NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge......  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%          1.20%         1.20%         1.20%         1.20%          1.20%
  Administration Fees...............     0.10%          0.10%         0.10%         0.10%         0.10%          0.10%
    Total Separate Account Annual
      Expenses......................     1.30%          1.30%         1.30%         1.30%         1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1998)(a)
  Advisory Fees.....................     0.36%          0.25%         0.36%         0.30%         0.30%          0.60%
  Administration Fees...............     0.20%          0.20%         0.20%         0.20%         0.20%          0.20%
  Other Expenses....................     0.08%          0.09%         0.16%         0.13%         0.08%          0.17%
    Total Fund Annual Expenses......     0.64%          0.54%         0.72%(b)      0.63%         0.58%          0.97%(b)


                                      MAINSTAY VP
                                         TOTAL      MAINSTAY VP   MAINSTAY VP
                                        RETURN         VALUE         BOND
                                      -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn)......................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                      during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                      Policy Year 9, and 0% thereafter.
  Transfer Fee......................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                      NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge......  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%         1.20%         1.20%
  Administration Fees...............     0.10%         0.10%         0.10%
    Total Separate Account Annual
      Expenses......................     1.30%         1.30%         1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1998)(a)
  Advisory Fees.....................     0.32%         0.36%         0.25%
  Administration Fees...............     0.20%         0.20%         0.20%
  Other Expenses....................     0.08%         0.09%         0.07%
    Total Fund Annual Expenses......     0.60%         0.65%         0.52%



------------

                                                                                        EAGLE
                                         MAINSTAY   MAINSTAY    AMERICAN    DREYFUS     ASSET         LORD          ALGER
                                            VP         VP       CENTURY      LARGE    MANAGEMENT     ABBETT        AMERICAN
                                          GROWTH    INDEXED     INCOME &    COMPANY     GROWTH     DEVELOPING       SMALL
                                          EQUITY     EQUITY      GROWTH      VALUE      EQUITY       GROWTH     CAPITALIZATION
                                         --------   --------    --------    -------   ----------   ----------   --------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn).........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                         during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                         Policy Year 9, and 0% thereafter.
  Transfer Fee.........................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                         NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%      1.20%       1.20%       1.20%      1.20%        1.20%          1.20%
  Administration Fees..................   0.10%      0.10%       0.10%       0.10%      0.10%        0.10%          0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%      1.30%       1.30%       1.30%      1.30%        1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1998)(a)
  Advisory Fees........................   0.25%      0.10%       0.50%       0.60%      0.50%        0.60%          0.85%
  Administration Fees..................   0.20%      0.20%       0.20%       0.20%      0.20%        0.20%             --
  Other Expenses.......................   0.06%      0.08%       0.15%(c)    0.15%(c)   0.15%(c)     0.15%(c)       0.04%
  Total Fund Annual Expenses...........   0.51%      0.38%       0.85%       0.95%      0.85%        0.95%          0.89%


                                         CALVERT     FIDELITY
                                          SOCIAL      VIP II
                                         BALANCED   CONTRAFUND
                                         --------   ----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn).........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                         during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                         Policy Year 9, and 0% thereafter.
  Transfer Fee.........................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                         NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                         $10,000 of Accumulation Value.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%       1.20%
  Administration Fees..................   0.10%       0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%       1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1998)(a)
  Advisory Fees........................   0.70%(d)    0.59%
  Administration Fees..................      --          --
  Other Expenses.......................   0.18%(d)    0.11%
  Total Fund Annual Expenses...........   0.88%(d)    0.70%(e)



------------

                                                                                                                         MORGAN
                                                                                      JANUS       MFS                    STANLEY
                                                              FIDELITY    JANUS       ASPEN      GROWTH                DEAN WITTER
                                                                VIP       ASPEN      SERIES       WITH        MFS       EMERGING
                                                              EQUITY-     SERIES    WORLDWIDE    INCOME    RESEARCH      MARKETS
                                                               INCOME    BALANCED    GROWTH      SERIES     SERIES       EQUITY
                                                              --------   --------   ---------    ------    --------    -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during
                                                              Policy Year 5, 4% during Policy Year 6, 3% during Policy Year 7, 2%
                                                              during Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................   1.20%      1.20%       1.20%      1.20%       1.20%        1.20%
  Administration Fees.......................................   0.10%      0.10%       0.10%      0.10%       0.10%        0.10%
  Total Separate Account Annual Expenses....................   1.30%      1.30%       1.30%      1.30%       1.30%        1.30%

FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1998)(a)
  Advisory Fees.............................................   0.49%      0.72%       0.65%      0.75%       0.75%        0.00%
  Administration Fees.......................................    --         --         --          --         --           0.00%
  Other Expenses............................................   0.09%      0.02%       0.07%      0.13%       0.11%        1.95%
  Total Fund Annual Expenses................................   0.58%(e)   0.74%       0.72%(f)   0.88%       0.86%        1.95%(g)


                                                              T. ROWE    VAN ECK
                                                               PRICE    WORLDWIDE
                                                              EQUITY      HARD
                                                              INCOME     ASSETS
                                                              -------   ---------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during
                                                              Policy Year 5, 4% during Policy Year 6, 3% during Policy Year 7, 2%
                                                              during Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................   1.20%      1.20%
  Administration Fees.......................................   0.10%      0.10%
  Total Separate Account Annual Expenses....................   1.30%      1.30%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1998)(a)
  Advisory Fees.............................................   0.85%(h)   1.00%
  Administration Fees.......................................    --        --
  Other Expenses............................................    --        0.16%(i)
  Total Fund Annual Expenses................................   0.85%      1.16%


------------

(a) The Fund or its agents provided the fees and charges, which are based on 1998 expenses and may reflect estimated changes. We have not verified the accuracy of the information.


(b) "Other Expenses" and "Total Fund Annual Expenses" for the MainStay VP Convertible and MainStay VP International Equity Portfolios reflect an expense reimbursement agreement that ended December 31, 1998 limiting "Other Expenses" to 0.17% annually. In the absence of the expense reimbursement arrangement, the "Total Fund Annual Expenses" would have been 1.17% for the MainStay VP International Equity Portfolio.


(c) These numbers reflect an expense reimbursement agreement effective through December 31, 1999 limiting "Other Expenses" to 0.15% annually.


(d) These fees are based on expenses for the fiscal year 1998, and have been restated to reflect the complete assessment of transfer agency expenses of 0.01% expected to be incurred in 1999. "Other Expenses" reflect an indirect fee. "Total Fund Annual Expenses" after reductions for fees paid indirectly, which are restated, would have been 0.86%.


(e) A portion of the brokerage commissions that these Portfolios pay was used to reduce the Portfolios' expenses. In addition, these Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the "Total Fund Annual Expenses" would have been 0.66% for the Fidelity VIP II Contrafund Portfolio and 0.57% for the Fidelity VIP Equity-Income Portfolio.


(f) The "Total Fund Annual Expenses" include a fee reduction to reduce the "Advisory Fees" to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the "Advisory Fees" and then against "Other Expenses". Janus Capital Corporation has agreed to continue the other waivers and fee reductions until at least the next annual renewal of the advisory agreement. Absent such waivers or reductions, the "Total Fund Annual Expenses" would have been 0.74%.


(g) Morgan Stanley Dean Witter Investment Management Inc. has voluntarily waived receipt of its "Advisory Fees" and agreed to reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expenses" of the Portfolio exceed 1.75% of average daily net assets. However, Morgan Stanley Dean Witter has reflected under "Other Expenses" the Portfolio's interest and foreign tax expenses incurred in 1998 which were equal to 0.20% of the Portfolio's average daily net assets. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Dean Witter at any time without notice. Absent such reductions, it is estimated that "Advisory Fees", "Administration Fees" and "Total Fund Annual Expenses" would be 1.25%, 0.25% and 3.45%, respectively.


(h)  The "Advisory Fees" include the ordinary operating expenses of the Fund.


(i) "Other Expenses" are net of soft dollar credit. Without such credit, "Other Expenses" would have been 0.20% and "Total Fund Annual Expenses" would have been 1.20%.

     This table will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Accounts and the Funds. However, the table does not reflect optional charges under the policy. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see "Charges and Deductions" at page 27 and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


EXAMPLES(1)


     You would pay the following expense on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:



        1. If you surrender your policy at the end of the stated time period:



                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                Mainstay VP Capital Appreciation........................  $ 88.74    $142.23    $178.08    $271.19
                MainStay VP Cash Management.............................  $ 87.69    $139.08    $172.71    $259.89
                MainStay VP Convertible.................................  $ 89.51    $144.52    $181.95    $279.33
                MainStay VP Government..................................  $ 88.55    $141.66    $177.10    $269.14
                MainStay VP High Yield Corporate Bond...................  $ 88.16    $140.51    $175.15    $265.05
                MainStay VP International Equity........................  $ 91.80    $151.37    $193.53    $303.36
                MainStay VP Total Return................................  $ 88.27    $140.81    $175.65    $266.08
                MainStay VP Value.......................................  $ 88.74    $142.23    $178.08    $271.19
                MainStay VP Bond........................................  $ 87.30    $137.94    $170.77    $255.77
                MainStay VP Growth Equity...............................  $ 87.30    $137.94    $170.77    $255.77
                MainStay VP Indexed Equity..............................  $ 86.25    $134.77    $165.38    $244.31
                American Century Income & Growth........................  $ 90.65    $147.95    $187.76    $291.42
                Dreyfus Large Company Value.............................  $ 91.61    $150.80    $192.57    $301.39
                Eagle Asset Management Growth Equity....................  $ 90.65    $147.95    $187.76    $291.42
                Lord Abbett Developing Growth...........................  $ 91.61    $150.80    $192.57    $301.39
                Alger American Small Capitalization.....................  $ 91.04    $149.09    $189.69    $295.41
                Calvert Social Balanced.................................  $ 90.94    $148.81    $189.21    $294.42
                Fidelity VIP II Contrafund..............................  $ 89.31    $143.95    $180.99    $277.30
                Fidelity VIP Equity-Income..............................  $ 88.07    $140.22    $174.67    $264.01
                Janus Aspen Series Balanced.............................  $ 90.46    $147.38    $186.81    $289.43
                Janus Aspen Series Worldwide Growth.....................  $ 89.60    $144.81    $182.45    $280.35
                MFS Growth With Income Series...........................  $ 90.94    $148.81    $189.21    $294.42
                MFS Research Series.....................................  $ 90.75    $148.24    $188.25    $292.43
                Morgan Stanley Dean Witter Emerging Markets Equity......  $101.17    $178.97    $239.59    $395.76
                T. Rowe Price Equity Income.............................  $ 90.65    $147.95    $187.76    $291.42
                Van Eck Worldwide Hard Assets...........................  $ 93.62    $156.77    $202.62    $322.00



        2. If you annuitize your Policy at the end of the stated time period:



                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $88.74    $ 74.21    $126.94    $271.19
                MainStay VP Cash Management..............................   $87.69    $ 70.83    $121.30    $259.89
                MainStay VP Convertible..................................   $89.51    $ 76.66    $131.02    $279.33
                MainStay VP Government...................................   $88.55    $ 73.60    $125.92    $269.14
                MainStay VP High Yield Corporate Bond....................   $88.16    $ 72.37    $123.86    $265.05
                MainStay VP International Equity.........................   $91.80    $ 83.99    $143.21    $303.36


------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $10,000 on December 31, 1998. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $10,000, but does not reflect the annual policy service charges on policies having an Accumulation Value of $10,000 or greater. This means that the fees would be slightly lower if your policy's Accumulation Value is $10,000 or greater on the Policy Anniversary or date of surrender.

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Total Return................................  $ 88.27    $ 72.69    $124.39    $266.08
                MainStay VP Value.......................................  $ 88.74    $ 74.21    $126.94    $271.19
                MainStay VP Bond........................................  $ 87.30    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity...............................  $ 87.30    $ 69.61    $119.25    $255.77
                MainStay VP Indexed Equity..............................  $ 86.25    $ 66.22    $113.58    $244.31
                American Century Income & Growth........................  $ 90.65    $ 80.33    $137.13    $291.42
                Dreyfus Large Company Value.............................  $ 91.61    $ 83.39    $142.20    $301.39
                Eagle Asset Management Growth Equity....................  $ 90.65    $ 80.33    $137.13    $291.42
                Lord Abbett Developing Growth...........................  $ 91.61    $ 83.39    $142.20    $301.39
                Alger American Small Capitalization.....................  $ 91.04    $ 81.55    $139.16    $295.41
                Calvert Social Balanced.................................  $ 90.94    $ 81.25    $138.65    $294.42
                Fidelity VIP II Contrafund..............................  $ 89.31    $ 76.05    $130.01    $277.30
                Fidelity VIP Equity-Income..............................  $ 88.07    $ 72.06    $123.35    $264.01
                Janus Aspen Series Balanced.............................  $ 90.46    $ 79.73    $136.13    $289.43
                Janus Aspen Series Worldwide Growth.....................  $ 89.60    $ 76.97    $131.55    $280.35
                MFS Growth With Income Series...........................  $ 90.94    $ 81.25    $138.65    $294.42
                MFS Research Series.....................................  $ 90.75    $ 80.64    $137.65    $292.43
                Morgan Stanley Dean Witter Emerging Markets Equity......  $101.17    $113.55    $191.67    $395.76
                T. Rowe Price Equity Income.............................  $ 90.65    $ 80.33    $137.13    $291.42
                Van Eck Worldwide Hard Assets...........................  $ 93.62    $ 89.78    $152.77    $322.00



        3. If you do not surrender your policy:



                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $24.11    $ 74.21    $126.94    $271.19
                MainStay VP Cash Management..............................   $22.98    $ 70.83    $121.30    $259.89
                MainStay VP Convertible..................................   $24.93    $ 76.66    $131.02    $279.33
                MainStay VP Government...................................   $23.90    $ 73.60    $125.92    $269.14
                MainStay VP High Yield Corporate Bond....................   $23.49    $ 72.37    $123.86    $265.05
                MainStay VP International Equity.........................   $27.38    $ 83.99    $143.21    $303.36
                MainStay VP Total Return.................................   $23.60    $ 72.69    $124.39    $266.08
                MainStay VP Value........................................   $24.11    $ 74.21    $126.94    $271.19
                MainStay VP Bond.........................................   $22.58    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity................................   $22.58    $ 69.61    $119.25    $255.77
                MainStay VP Indexed Equity...............................   $21.45    $ 66.22    $113.58    $244.31
                American Century Income & Growth.........................   $26.15    $ 80.33    $137.13    $291.42
                Dreyfus Large Company Value..............................   $27.17    $ 83.39    $142.20    $301.39
                Eagle Asset Management Growth Equity.....................   $26.15    $ 80.33    $137.13    $291.42
                Lord Abbett Developing Growth............................   $27.17    $ 83.39    $142.20    $301.39
                Alger American Small Capitalization......................   $26.56    $ 81.55    $139.16    $295.41
                Calvert Social Balanced..................................   $26.46    $ 81.25    $138.65    $294.42
                Fidelity VIP II Contrafund...............................   $24.72    $ 76.05    $130.01    $277.30
                Fidelity VIP Equity-Income...............................   $23.39    $ 72.06    $123.35    $264.01
                Janus Aspen Series Balanced..............................   $25.94    $ 79.73    $136.13    $289.43
                Janus Aspen Series Worldwide Growth......................   $25.03    $ 76.97    $131.55    $280.35
                MFS Growth With Income Series............................   $26.46    $ 81.25    $138.65    $294.42
                MFS Research Series......................................   $26.25    $ 80.64    $137.65    $292.43
                Morgan Stanley Dean Witter Emerging Markets Equity.......   $37.38    $113.55    $191.67    $395.76
                T. Rowe Price Equity Income..............................   $26.15    $ 80.33    $137.13    $291.42
                Van Eck Worldwide Hard Assets............................   $29.32    $ 89.78    $152.77    $322.00



THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



     1. WHAT IS NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?



     A New York Life LifeStages(R) Flexible Premium Variable Annuity is a variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of each of the Separate Accounts, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.



     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?



     You can allocate your premium payments to one or more of the following Allocation Alternatives:


        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of twenty-six Investment Divisions. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (b) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "The Fixed Account" at page 34.)



     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?



     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions within the applicable Separate Account or from the Investment Divisions in the applicable Separate Account to the Fixed Account at least 30 days before the Annuity Commencement date. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "Transfers" at page 24.)



     You can make transfers from the Fixed Account, although certain restrictions may apply. (See "The Fixed Account" at page 34.) In addition, you can request transfers through the Automatic Asset Reallocation, Dollar Cost Averaging, or Interest Sweep options described at pages 25 and 26 of this Prospectus.



     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?



     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to
 .10% of the net asset value of the applicable Separate Account. (See "Other Charges" at page 28.)



     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the net asset value of the applicable Separate Account. (See "Other Charges" at page 28.)

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:



                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%



     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge up to 10% of the Accumulation Value at the time of the withdrawal ("10% Window"). In addition, for policies with total premium payments of $100,000 or more, you may withdraw free of a surrender charge the greater of
(a) the 10% Window or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges" at page 27.)


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)


     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?



     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:



     (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;



     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;



     (c) for deferred compensation plans, $50 per month; and



     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.



     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.



     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval.



     For policies issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:



     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.



     (b) For Tax-Sheltered Annuity (TSA) policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (SEP) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.



     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.



     (d) For Individual Retirement Annuity (IRA) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.



     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?



     We will hold the initial premium payment in the MainStay VP Cash Management Investment Division for 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions and/or Fixed Account you have selected.



     You may allocate each premium payment in up to 18 Investment Divisions plus the Fixed Account (See "Automatic Asset Reallocation" at page 26). Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.



     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?



     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.



     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?



     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" at page 29 and "Federal Tax Matters" at page 35.)



     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?



     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. (See "Income Payments" at page 32.) We may offer other options, at our discretion, where permitted by state law.


     10. WHAT IS A LIFE INCOME PAYMENT OPTION?


     On the Annuity Commencement Date, we will make periodic payments for the life of the Annuitant (or to the Annuitant and another person, the "Joint Annuitant") with a guarantee of at least 10 years of payments. Fixed Income Payments will always be the same specified amount. (See "Income Payments" at page 32.)

     11. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?



     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:



     (a) the Accumulation Value, less any outstanding loan balance, or



     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed.



     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 12 below. (Also see "Death Before Annuity Commencement" at page 31 and "Federal Tax Matters" at page 35.)



     12. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?



     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.



     13. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?



     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. You will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.


     14. WHAT ABOUT VOTING RIGHTS?


     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the applicable Separate Account. (See "Voting Rights" at page 37.)



     15. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS?



     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 1998, the MainStay VP Cash Management Investment Division's yield for Separate Account-I was 4.17% and for Separate Account-II was 4.16%, and the effective yields for both were 4.25%.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 1998, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 3.49%, 7.62% and 3.52% for Separate Account-I and Separate Account-II.



     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.



     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions of Separate Account-I for periods ending December 31, 1998. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table on pages 4, 5 and 6. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $10,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.



     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account-I. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions:

                               SEPARATE ACCOUNT-I

                          AVERAGE ANNUAL TOTAL RETURN


                     (FOR PERIODS ENDED DECEMBER 31, 1998)




                                                         MAINSTAY VP     MAINSTAY VP
                                                           CAPITAL          CASH        MAINSTAY VP     MAINSTAY VP
                INVESTMENT DIVISIONS:                    APPRECIATION    MANAGEMENT     CONVERTIBLE      GOVERNMENT
                ---------------------                    ------------    -----------    -----------     -----------
              PORTFOLIO INCEPTION DATE:                    1/29/93         1/29/93        10/1/96         1/29/93
-----------------------------------------------------

         INVESTMENT DIVISION INCEPTION DATE:               1/29/93         1/29/93        10/1/96         1/29/93
-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...............................................       27.85%          -2.71%         -3.36%           0.81%
3 Year...............................................       23.05%           1.57%            --            3.22%
5 Year...............................................       18.93%           2.67%            --            4.59%
10 Year..............................................          --              --             --              --
Since Portfolio Inception............................       19.34%           2.62%          5.84%           4.78%
Since Investment Division Inception..................       19.34%           2.62%          5.84%           4.78%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...............................................       36.35%           3.84%          3.14%           7.59%
3 Year...............................................       24.89%           3.80%            --            5.49%
5 Year...............................................       19.77%           3.62%            --            5.55%
10 Year..............................................          --              --             --              --
Since Portfolio Inception............................       19.94%           3.26%          8.94%           5.43%
Since Investment Division Inception..................       19.94%           3.26%          8.94%           5.43%



                                                         EAGLE ASSET
                                                         MANAGEMENT     LORD ABBETT      CALVERT      ALGER AMERICAN
                                                           GROWTH       DEVELOPING       SOCIAL           SMALL
                INVESTMENT DIVISIONS:                      EQUITY         GROWTH        BALANCED      CAPITALIZATION
                ---------------------                      ------       -----------     --------      --------------
              PORTFOLIO INCEPTION DATE:                    5/1/98         5/1/98         9/2/86          9/20/88
-----------------------------------------------------

         INVESTMENT DIVISION INCEPTION DATE:               6/1/98         6/1/98         6/1/95          10/1/96
-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...............................................          --             --           7.56%           6.87%
3 Year...............................................          --             --          12.60%           6.52%
5 Year...............................................          --             --          12.07%          10.61%
10 Year..............................................          --             --          11.42%          18.30%
Since Portfolio Inception............................       11.15%         -5.83%         10.17%          17.31%
Since Investment Division Inception..................       11.15%         -5.83%         14.91%           5.31%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...............................................          --             --          14.79%          14.06%
3 Year...............................................          --             --          14.79%           8.85%
5 Year...............................................          --             --          13.10%          11.63%
10 Year..............................................          --             --          11.42%          18.30%
Since Portfolio Inception............................       18.62%          0.50%         10.17%          17.31%
Since Investment Division Inception..................       18.62%          0.50%         16.48%           8.40%

      MAINSTAY VP                                                                                                   AMERICAN
      HIGH YIELD        MAINSTAY VP     MAINSTAY VP                                  MAINSTAY VP    MAINSTAY VP      CENTURY
       CORPORATE       INTERNATIONAL       TOTAL       MAINSTAY VP    MAINSTAY VP      GROWTH         INDEXED       INCOME &
         BOND             EQUITY          RETURN          VALUE          BOND          EQUITY         EQUITY         GROWTH
      -----------      -------------    -----------    -----------    -----------    -----------    -----------     --------
        5/1/95            5/1/95          1/29/93        5/1/95         1/23/84        1/23/84        1/29/93        5/1/98

        5/1/95            5/1/95          1/29/93        5/1/95         5/1/95        12/15/93        1/29/93        6/1/98
         -5.05%            13.87%          17.58%        -11.34%          0.94%         17.11%         18.84%            --
          7.01%             8.90%          15.21%          9.45%          3.24%         22.47%         24.39%            --
            --                --           13.13%            --           4.55%         18.76%         21.20%            --
            --                --              --             --           7.55%         16.39%            --             --
          8.50%             8.96%          13.56%         12.08%          8.60%         13.23%         19.06%          4.02%
          8.50%             8.96%          13.56%         12.08%          4.63%         19.22%         19.06%          4.02%
          1.34%            21.53%          25.49%         -5.38%          7.73%         24.98%         26.83%            --
          9.36%            11.24%          17.31%         11.76%          5.51%         24.33%         26.19%            --
            --                --           14.15%            --           5.52%         19.60%         21.98%            --
            --                --              --             --           7.55%         16.39%            --             --
         10.15%            10.62%          14.26%         13.75%          8.60%         13.23%         19.66%         11.01%
         10.15%            10.62%          14.26%         13.75%          5.39%         20.03%         19.66%         11.01%

      DREYFUS
       LARGE
      COMPANY
       VALUE
      -------
       5/1/98
       6/1/98
           --
           --
           --
           --
        -2.21%
        -2.21%
           --
           --
           --
           --
         4.36%
         4.36%


                                                                                                      MORGAN
                                                                                                      STANLEY
                                                                                                       DEAN
                                                       JANUS ASPEN        MFS                         WITTER         T. ROWE
                       FIDELITY VIP     JANUS ASPEN      SERIES         GROWTH           MFS         EMERGING         PRICE
    FIDELITY VIP II       EQUITY-         SERIES        WORLDWIDE     WITH INCOME     RESEARCH        MARKETS        EQUITY
      CONTRAFUND          INCOME         BALANCED        GROWTH         SERIES         SERIES         EQUITY         INCOME
    ---------------    ------------     -----------    -----------    -----------     --------       --------        -------
        1/3/95            10/9/86         9/13/93        9/13/93        10/9/95        7/26/95        10/1/96        3/31/94

        10/1/96           10/1/96         10/1/96        10/1/96        6/1/98         6/1/98         10/1/96        6/1/98
         20.24%             3.26%          24.22%         19.26%         13.15%         11.60%        -29.87%          0.19%
         21.56%            14.14%          20.45%         23.20%         21.99%         17.50%            --          14.95%
            --             16.33%          16.67%         18.92%            --             --             --             --
            --             14.13%             --             --             --             --             --             --
         25.91%            12.80%          17.15%         21.74%         22.69%         18.52%        -15.23%         17.79%
         22.49%            15.58%          20.94%         19.91%         -2.20%          1.57%        -15.23%         -5.05%
         28.32%            10.21%          32.58%         27.28%         20.76%         19.10%        -25.16%          6.93%
         23.45%            16.28%          22.37%         25.04%         23.86%         19.51%            --          17.05%
            --             17.25%          17.58%         19.76%            --             --             --             --
            --             14.13%             --             --             --             --             --             --
         26.97%            12.80%          17.95%         22.42%         24.33%         20.13%        -12.75%         18.74%
         25.37%            18.67%          23.87%         22.87%          4.38%          8.40%        -12.75%          1.34%

      VAN ECK
     WORLDWIDE
    HARD ASSETS
    -----------
       9/1/89
       6/1/98
       -36.11%
       -10.27%
        -5.38%
           --
         0.78%
       -17.74%
       -31.81%
        -8.30%
        -4.51%
           --
         0.78%
       -22.88%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.



     16. ARE POLICY LOANS AVAILABLE?



     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans" at page 33.)


     17. HOW DO I CONTACT NYLIAC?


                    GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------  ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service        NYLIAC Variable Products Service
                    Center                                  Center
                    Madison Square Station                  P.O. Box 19289
                    P.O. Box 922                            Newark, NJ 07195-0289
                    New York, NY 10159                      (or the address indicated
                                                            on your quarterly statement)
EXPRESS MAIL        NYLIAC Variable Products Service        NYLIAC Variable Products Service
                    Center                                  Center
                    51 Madison Avenue                       51 Madison Avenue
                    Room 452                                Room 452
                    New York, NY 10010                      New York, NY 10010
CUSTOMER SERVICE    (800) 598-2019
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 1998, 1997 and 1996, and of the Separate Accounts (including the auditor's report) for the periods ended December 31, 1998 and 1997 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the related financial statements appears in the Statement of Additional Information. Values and units shown are for full year periods, except where indicated. This information should be read in conjunction with the Separate Accounts' financial statements and notes thereto which appear in the Statement of Additional Information.


                                                                MAINSTAY VP                                 MAINSTAY VP
                                                            CAPITAL APPRECIATION                          CASH MANAGEMENT
                                       --------------------------------------------------------------   -------------------
                                         1998       1997       1996       1995       1994     1993(a)     1998       1997
                                       --------   --------   --------   --------   --------   -------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $21.53     $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.16     $ 1.12
Accumulation Unit value (end of
 period).............................   $29.35     $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.21     $ 1.16
Number of units outstanding (in 000s)
 (end of period).....................   12,433     11,857     10,890      7,852      5,702     2,239     34,013     25,689
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $21.53     $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.16     $ 1.12
Accumulation Unit value (end of
 period).............................   $29.35     $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.21     $ 1.16
Number of units outstanding (in 000s)
 (end of period).....................   11,469     10,312      8,675      5,852      3,787     1,402     32,015     27,559

                                                     MAINSTAY VP
                                                   CASH MANAGEMENT
                                       ----------------------------------------
                                         1996       1995       1994     1993(a)
                                       --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $  1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value (end of
 period).............................  $  1.12     $ 1.08     $ 1.04    $ 1.01
Number of units outstanding (in 000s)
 (end of period).....................   24,436     19,554     19,630    15,549
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $  1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value (end of
 period).............................  $  1.12     $ 1.08     $ 1.04    $ 1.01
Number of units outstanding (in 000s)
 (end of period).....................   20,142     15,539     15,647    10,677



                                                MAINSTAY VP                           MAINSTAY VP
                                                CONVERTIBLE                           GOVERNMENT
                                       -----------------------------   -----------------------------------------
                                         1998       1997     1996(d)     1998       1997       1996       1995
                                       --------   --------   -------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $11.76     $10.32    $10.00     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value (end of
 period).............................   $12.13     $11.76    $10.32     $13.68     $12.71     $11.76     $11.65
Number of units outstanding (in 000s)
 (end of period).....................      847        636       154      3,288      2,749      3,177      3,281
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $11.73     $10.29    $10.00     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value (end of
 period).............................   $12.09     $11.73    $10.29     $13.68     $12.71     $11.76     $11.65
Number of units outstanding (in 000s)
 (end of period).....................      610        452        74      2,233      1,904      2,122      2,020

                                                                          MAINSTAY VP
                                          MAINSTAY VP                      HIGH YIELD
                                           GOVERNMENT                    CORPORATE BOND
                                       ------------------   ----------------------------------------
                                         1994     1993(a)     1998       1997       1996     1995(c)
                                       --------   -------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $10.44    $10.00     $14.08     $12.62     $10.91    $10.00
Accumulation Unit value (end of
 period).............................   $10.11    $10.44     $14.26     $14.08     $12.62    $10.91
Number of units outstanding (in 000s)
 (end of period).....................    3,686     2,843     10,373      9,539      5,449     1,446
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $10.44    $10.00     $14.06     $12.60     $10.89    $10.00
Accumulation Unit value (end of
 period).............................   $10.11    $10.44     $14.25     $14.06     $12.60    $10.89
Number of units outstanding (in 000s)
 (end of period).....................    2,351     1,623      6,384      5,215      2,841       778












                                                     MAINSTAY VP
                                                    INTERNATIONAL                                MAINSTAY VP
                                                        EQUITY                                  TOTAL RETURN
                                       ----------------------------------------   -----------------------------------------
                                         1998       1997       1996     1995(c)     1998       1997       1996       1995
                                       --------   --------   --------   -------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $11.92     $11.48     $10.53    $10.00     $17.55     $15.10     $13.65     $10.77
Accumulation Unit value (end of
 period).............................   $14.49     $11.92     $11.48    $10.53     $22.03     $17.55     $15.10     $13.65
Number of units outstanding (in 000s)
 (end of period).....................      716        751        674       165      9,895      9,720      9,369      7,579
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $11.93     $11.49     $10.53    $10.00     $17.55     $15.10     $13.65     $10.77
Accumulation Unit value (end of
 period).............................   $14.50     $11.93     $11.49    $10.53     $22.03     $17.55     $15.10     $13.65
Number of units outstanding (in 000s)
 (end of period).....................      532        553        426       112      8,406      7,911      7,185      5,450


                                          MAINSTAY VP                     MAINSTAY VP
                                          TOTAL RETURN                       VALUE
                                       ------------------   ----------------------------------------
                                         1994     1993(a)     1998       1997       1996     1995(c)
                                       --------   -------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $11.37    $10.00     $16.96     $13.98     $11.50    $10.00
Accumulation Unit value (end of
 period).............................   $10.77    $11.37     $16.05     $16.96     $13.98    $11.50
Number of units outstanding (in 000s)
 (end of period).....................    6,584     3,067      4,718      4,277      2,522       658
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $11.37    $10.00     $17.01     $14.02     $11.53    $10.00
Accumulation Unit value (end of
 period).............................   $10.77    $11.37     $16.10     $17.01     $14.02    $11.53
Number of units outstanding (in 000s)
 (end of period).....................    4,441     1,805      3,949      3,186      1,754       435


------------

(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.


(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.


(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                           MAINSTAY VP                                  MAINSTAY VP
                                                              BOND                                     GROWTH EQUITY
                                       ---------------------------------------------------   ---------------------------------
                                        1998     1997     1996     1995    1994    1993(B)    1998     1997     1996     1995
                                       ------   ------   ------   ------   -----   -------   ------   ------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $12.10   $11.18   $11.10   $ 9.51   $9.97     --      $20.11   $16.07   $13.08   $10.26
Accumulation Unit value (end of
 period).............................  $13.04   $12.10   $11.18   $11.10   $9.51     --      $25.13   $20.11   $16.07   $13.08
Number of units outstanding (in 000s)
 (end of period).....................   2,823    2,249    2,080    1,733     961     --       4,996    4,307    3,085    1,831
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $12.10   $11.18   $11.10   $ 9.51   $9.97   $10.00    $20.11   $16.07   $13.08   $10.26
Accumulation Unit value (end of
 period).............................  $13.04   $12.10   $11.18   $11.10   $9.51     9.97    $25.13   $20.11   $16.07   $13.08
Number of units outstanding (in 000s)
 (end of period).....................   2,190    1,655    1,591    1,314     641        3     4,300    3,451    2,336    1,403

                                         MAINSTAY VP
                                        GROWTH EQUITY
                                       ----------------
                                        1994    1993(b)
                                       ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $10.27   $10.00
Accumulation Unit value (end of
 period).............................  $10.26   $10.27
Number of units outstanding (in 000s)
 (end of period).....................     881        2
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $10.27   $10.00
Accumulation Unit value (end of
 period).............................  $10.26   $10.27
Number of units outstanding (in 000s)
 (end of period).....................     514        3



                                                                                                                 DREYFUS LARGE
                                                           MAINSTAY VP                        AMERICAN CENTURY      COMPANY
                                                          INDEXED EQUITY                      INCOME & GROWTH        VALUE
                                       ----------------------------------------------------   ----------------   -------------
                                        1998     1997     1996     1995     1994    1993(A)       1998(E)           1998(E)
                                       ------   ------   ------   ------   ------   -------   ----------------   -------------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $22.83   $17.41   $14.41   $10.66   $10.72   $10.00         $10.00           $10.00
Accumulation Unit value (end of
 period).............................  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72         $11.10           $10.44
Number of units outstanding (in 000s)
 (end of period).....................   8,414    6,724    4,768    3,677    3,236    2,187            302              125
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $22.83   $17.41   $14.41   $10.66   $10.72   $10.00         $10.00           $10.00
Accumulation Unit value (end of
 period).............................  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72         $11.10           $10.58
Number of units outstanding (in 000s)
 (end of period).....................   7,539    5,616    3,783    2,983    2,567    1,819            194               91

                                       EAGLE ASSET
                                       MANAGEMENT    LORD ABBETT
                                         GROWTH      DEVELOPING
                                         EQUITY        GROWTH
                                       -----------   -----------
                                         1998(E)       1998(E)
                                       -----------   -----------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................    $10.00        $10.00
Accumulation Unit value (end of
 period).............................    $11.86        $10.05
Number of units outstanding (in 000s)
 (end of period).....................        64            87
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................    $10.00        $10.00
Accumulation Unit value (end of
 period).............................    $11.97        $10.07
Number of units outstanding (in 000s)
 (end of period).....................       101            59



                                            ALGER AMERICAN                      CALVERT                         FIDELITY
                                                 SMALL                           SOCIAL                          VIP II
                                            CAPITALIZATION                      BALANCED                       CONTRAFUND
                                       -------------------------   ----------------------------------   -------------------------
                                        1998     1997    1996(D)    1998     1997     1996    1995(C)    1998     1997    1996(d)
                                       ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $10.52   $ 9.56   $10.00    $15.26   $12.87   $11.58   $10.00    $12.97   $10.58   $10.00
Accumulation Unit value (end of
 period).............................  $11.99   $10.52   $ 9.56    $17.51   $15.26   $12.87   $11.58    $16.64   $12.97   $10.58
Number of units outstanding (in 000s)
 (end of period).....................     999      722      129       201      154       69       24     2,796    1,844      240
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $10.51   $ 9.56   $10.00    $15.28   $12.89   $11.59   $10.00    $12.72   $10.38   $10.00
Accumulation Unit value (end of
 period).............................  $11.99   $10.51   $ 9.56    $17.53   $15.28   $12.89   $11.59    $16.32   $12.72   $10.38
Number of units outstanding (in 000s)
 (end of period).....................     787      551       55       223      138       61       12     2,785    1,542       91


------------

(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.


(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.


(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                                                                    JANUS ASPEN
                                                                         JANUS ASPEN                   SERIES
                                             FIDELITY VIP                   SERIES                   WORLDWIDE
                                             EQUITY-INCOME                 BALANCED                    GROWTH
                                       -------------------------   ------------------------   ------------------------
                                        1998     1997    1996(D)    1998    1997    1996(D)    1998    1997    1996(D)
                                       ------   ------   -------   ------  ------   -------   ------  ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................  $13.34   $10.55   $10.00    $12.22  $10.14   $10.00    $12.50  $10.36   $10.00
Accumulation Unit value (end of
 period).............................  $14.70   $13.34   $10.55    $16.19  $12.22   $10.14    $15.90  $12.50   $10.36
Number of units outstanding (in 000s)
 (end of period).....................   1,895    1,138       77     1,813     802       94     3,491   2,632      256
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................  $13.25   $10.47   $10.00    $12.25  $10.16   $10.00    $12.52  $10.38   $10.00
Accumulation Unit value (end of
 period).............................  $14.59   $13.25   $10.47    $16.24  $12.25   $10.16    $15.93  $12.52   $10.38
Number of units outstanding (in 000s)
 (end of period).....................   1,653      788       51     1,641     600       39     3,276   2,159      100

                                           MFS
                                         GROWTH        MFS
                                       WITH INCOME   RESEARCH
                                         SERIES       SERIES
                                       -----------   --------
                                         1998(E)     1998(e)
                                       -----------   --------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................    $10.00       $10.00
Accumulation Unit value (end of
 period).............................    $10.44       $10.84
Number of units outstanding (in 000s)
 (end of period).....................       107           82
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................    $10.00       $10.00
Accumulation Unit value (end of
 period).............................    $10.73       $10.70
Number of units outstanding (in 000s)
 (end of period).....................        74           70



                                            MORGAN STANLEY
                                             DEAN WITTER          T. ROWE PRICE     VAN ECK
                                               EMERGING              EQUITY        WORLDWIDE
                                            MARKETS EQUITY           INCOME       HARD ASSETS
                                       ------------------------   -------------   -----------
                                        1998    1997    1996(D)      1998(E)        1998(e)
                                       ------  ------   -------   -------------   -----------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
 period).............................   $9.83  $ 9.93   $10.00       $10.00         $10.00
Accumulation Unit value (end of
 period).............................   $7.36  $ 9.83   $ 9.93       $10.13         $ 7.71
Number of units outstanding (in 000s)
 (end of period).....................     515     452       78          192             32
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
 period).............................   $9,90  $10.00   $10.00       $10.00         $10.00
Accumulation Unit value (end of
 period).............................   $7.41  $ 9.90   $10.00       $10.21         $ 7.83
Number of units outstanding (in 000s)
 (end of period).....................     420     391       26          168              7


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $25.117 billion at the end of 1998. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.



     Year 2000 Readiness -- We rely upon various computer systems to process all policy transactions and valuations. These systems are being adjusted to enable us to continue to administer the policies in Year 2000 and later. As is the case with most systems projects, risks and uncertainties exist, in part due to our reliance on systems that belong to service providers who are not affiliated with NYLIAC.



     We are devoting substantial resources to make all necessary systems modifications, and have received assurances from our service providers that they are taking all necessary steps to address Year 2000 modifications with respect to the computer systems that they use. Although we cannot give you guarantees, we expect that the necessary changes will be completed on time and in a way that will result in no disruption to our policy servicing operations.


     THE SEPARATE ACCOUNTS


     Each of the Separate Accounts was established on October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.



     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Accounts' assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of those Separate Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.



     Each of the Separate Accounts currently has 26 Investment Divisions. Premium payments are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES



     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the investment advisers or other service providers of some of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .21% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


               FUND                        INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       MacKay-Shields Financial            MainStay VP Capital Appreciation;
                                    Corporation                         MainStay VP Cash Management;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity; MainStay VP
                                                                        Total Return;
                                                                        MainStay VP Value
MainStay VP Series Fund, Inc.       Monitor Capital Advisors, Inc.      MainStay VP Indexed Equity
MainStay VP Series Fund, Inc.       Madison Square Advisors, Inc.       MainStay VP Bond;
                                                                        MainStay VP Growth Equity;
MainStay VP Series Fund, Inc.       New York Life Insurance Company     MainStay VP American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth
                                                                          Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company    Calvert Social Balanced
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP II Contrafund
Products Fund II                    Company
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Equity-Income
Products Fund                       Company
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS Variable Insurance Trust        MFS Investment Management           MFS Growth with Income Series;
                                                                        MFS Research Series
Morgan Stanley Dean Witter          Morgan Stanley Dean Witter          Morgan Stanley Dean Witter Emerging Markets
Universal Funds, Inc.               Investment Management Inc.            Equity
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets



Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.



     We may establish new Investment Divisions when we determine in our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.



     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights, we may (a) operate the Separate Accounts as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, or (c) combine them with one or more other separate accounts.


     REINVESTMENT


     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.


                                  THE POLICIES


     We only offer the policies on the lives of individual Annuitants. We offer flexible premium policies which means additional premium payments can be made.



     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select and the interest credited on the Fixed Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.



     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.



     QUALIFIED AND NON-QUALIFIED POLICIES



     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.



     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;



     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;



     (3) Section 457 Deferred Compensation Plans; and



     (4) Section 403(a) annuities.



     Please see "Federal Tax Matters" at page 35 for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They include:



     (1) a Fixed Account option, which features a guaranteed fixed interest rate;



     (2) a death benefit that is payable should you die while the policy is in force and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;



     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;



     (4) the option to receive a guaranteed amount of monthly income for life after the First Policy Year; and



     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider.



     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.



     ISSUING THE POLICY AND PREMIUM PAYMENTS



     You can purchase a policy by completing an application. The application will be sent along with your initial premium payment to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.



     We will allocate the initial premium payments to the MainStay VP Cash Management Investment Division until 15 days after the policy issued. At the end of this period, we will allocate premium payments in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYLIAC.



     You may allocate premium payments in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation value being allocated to more than 18 Investment Divisions plus the Fixed Account.



     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:



          (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;



          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;



          (c) for deferred compensation plans, $50 per month; and



          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.



     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time and by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.



     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.


     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS


     You may transfer amounts between Investment Divisions of the same Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions within the same Separate Account or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.



     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See the "Fixed Account" at page 34.)



     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" below). We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments" at page 32.)


     PROCEDURES FOR TELEPHONE TRANSFERS


     You may make telephone transfers in two ways: (1) you may directly contact a service representative or (2) you may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits you to transfer monies among the Investment Divisions and/or the Fixed Account and change the allocation of future premium payments. You can elect this feature by completing and signing a Telephone Authorization Form. However, we reserve the right to temporarily discontinue the availability of the VRU.



     We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will be recorded. We will assign a personal identification number (PIN) to all policy owners who request VRU access. You must properly enter the PIN before we allow any transactions through the VRU. Furthermore, we will confirm all telephone transactions in writing.



     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     DOLLAR COST AVERAGING


     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.



     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.



     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than one week prior to the date the transfers are to begin.



     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.



     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:




              AMOUNT          ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED        UNIT VALUE            PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83


                  The average unit price is calculated as follows:

Average share price        $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.



     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). The minimum Fixed Accumulation Value required to elect this option is $5,000, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).



     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.



     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account -- Transfers to Investment Divisions" at page 35.) If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $5,000 or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). We will place the initial premium payment in the MainStay VP Cash Management Investment Division until 15 days after we issue the policy. At the end of this period, we will allocate the premium payments to the Investment Divisions and/or the Fixed Account as requested. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.



     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at page 34 for a description of interest crediting.)

     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Accounts' charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.


     OWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC. (See page 16.)


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES


     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.



     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:


     AMOUNT OF SURRENDER CHARGE


                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0



     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.


     EXCEPTIONS TO SURRENDER CHARGES


     We will not assess a surrender charge:



     (a) on amounts you withdraw in any one Policy Year which do not exceed 10% of the Accumulation Value at the time of surrender or withdrawal ("10% Window");



     (b) on amounts you withdraw in any Policy Year which are less than or equal to the greater of (i) the 10% Window or (ii) the Accumulation Value less accumulated premium payments, for policies with total premium payments of $100,000 or more;



     (c) if NYLIAC cancels the policy;



     (d) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (e) when you select an Income Payment Option in any Policy Year after the first Policy Year;



     (f) when a required minimum distribution is made under a Qualified policy (this amount will, however, count against the first exception described above);



     (g) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC annuity policy;



     (h) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and



     (i) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments.



     In addition, we will not assess a surrender charge on certain withdrawals from the Fixed Account. (See "The Fixed Account" at page 34.)


     OTHER CHARGES


     (a) Mortality and Expense Risk Charges



     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the applicable Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds.



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.



     (b) Administration Fee



     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .10% of the average daily net asset value of the applicable Separate Account and is deducted daily.



     (c) Policy Service Charge



     We deduct an annual policy service charge each Policy Year on the Policy Anniversary or upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.



     (d) Fund Charges



     The value of the assets in the Separate Accounts will indirectly reflect the Funds' total fees and expenses. The Funds's total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus.


     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.


     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.



     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters" at page 35.) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Accounts. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments" at page 32.)



     Since you assume the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.



     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)


     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "Income Payments" at page 32.) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)

     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)



     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.


     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.


     CANCELLATIONS


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. You may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:



     (a) the Accumulation Value, less any outstanding loan balance; or



     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals.



     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:



     (1) you purchase a policy with a $100,000 premium payment;



     (2) the Accumulation Value is $110,000 in the second Policy Year;



     (3) a $5,000 withdrawal is made in the second Policy Year;



     (4) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $75,000.



                           The death benefit is the greater of:
                           (a) Accumulation Value; or     =    $75,000
                           (b) Premium payments less
                                any partial withdrawals   =    $95,000 ($100,000 - $5,000)



     In this example, your Beneficiary(ies) would receive $95,000.



     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the applicable Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.



     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:



        (i)under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or



        (ii)under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "Income Payments" at page 32.)



     If your spouse is the Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and, (b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General" at page 35.)



     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.



     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments" at page 32.)


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.



     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income are based on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Other Methods of Payment


     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.


     (c) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Accounts under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:



          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;



          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");



          3. The SEC permits a delay for the protection of security holders; or


          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     For the same reasons we will delay transfers from the Separate Accounts to the Fixed Account.



     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)


     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act of 1940, NYLIAC relies upon a November 28, 1988 no-action letter for exemptive relief.


     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.



     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.



     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.



     We permit loans to acquire a principal residence under the same terms described above, except that:


          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.


     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.



     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.


     RIDERS


     At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit Rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. The riders are only available in those states where they have been approved.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.


                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting


     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.


     (b) Bail-Out


     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "Surrender Charges" at page 27.) For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges" described at page 27, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.



     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     (c) Transfers to Investment Divisions


     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.



          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.



          2. You may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.



          3. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.



     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" at page 24).



     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.



     See the policy itself for details and a description of the Fixed Account.


                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL


     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.



     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.



     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.



     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.



          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.



          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.



          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.



          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.



          (e) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.



     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.



     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION


     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:



                                                              PAGE
                                                              ----
THE POLICIES................................................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
DISTRIBUTOR OF THE POLICIES.................................    5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
INDEPENDENT ACCOUNTANTS.....................................    6
OTHER INFORMATION...........................................    6
FINANCIAL STATEMENTS........................................  F-1



 How to obtain a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                   Statement

                           of Additional Information.

               Call (800) 598-2019 or send this request form to:


                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159


--------------------------------------------------------------------------------

 Please send me a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                  Statement of


                   Additional Information dated May 1, 1999:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                                                                            LOGO

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT


     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement is not a part of the Prospectus. It includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.


     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS


     (a) Regular IRA. The policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.



     (b) Spousal IRA. If the policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the policyowner for the year, the policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Internal Revenue Code. Such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement.



     (c) Rollover IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Internal Revenue Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2)
within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" referred to in Internal Revenue Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.


     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.


     (d) Transfers. The policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.


     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

                                      IRA-1

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000. The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit you may elect to defer up to $10,000 in 1999 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.



     (g) Responsibility of the Policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.


     3. DEDUCTIBILITY OF CONTRIBUTIONS


     (a) Eligibility. Under the Internal Revenue Code, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.


     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity (403(b)) arrangement or a 401(k) plan), a Simplified Employee Pension Plan (SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.


     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the threshold level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.



     If you are single, your threshold AGI level is $31,000 (for 1999). The threshold level if you are married and file a joint tax return is $51,000 (for
1999), and if you are married, but file a separate tax return, the threshold level is $0. However, if only your spouse is an active participant and you file a joint tax return, the threshold level is $150,000 phased out at $160,000 (beginning in 1998).


                                      IRA-2

     The $31,000 and $51,000 threshold levels are to increase in future years as shown below:



                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  1999                                       $51,000
  2000                                       $52,000
  2001                                       $53,000
  2002                                       $54,000
  2003                                       $60,000
  2004                                       $65,000
  2005                                       $70,000
  2006                                       $75,000
  2007 and thereafter                        $80,000



                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
  1999                                       $31,000
  2000                                       $32,000
  2001                                       $33,000
  2002                                       $34,000
  2003                                       $40,000
  2004                                       $45,000
  2005 and thereafter                        $50,000



     If your AGI is less than $10,000 above your threshold level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your threshold level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:



          10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
          -------------------
                10,000


     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS


     Even if you are above the threshold level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.


     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

                                      IRA-3

     5. DISTRIBUTIONS

     (a) Required Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made over a period not exceeding your life expectancy (as determined annually), or the joint life and last survivor expectancy of you and the beneficiary you designate (as redetermined annually, if that beneficiary is your spouse).

     If you die before the entire interest is distributed to you, but after distribution to you has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     (b) IRA Distributions. Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions
---------------------------------------------       Total distributions          Nontaxable distributions
Year-end total IRA balances                     X   (for the year)           =   (for the year)

     To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA (other than Roth IRAs). This includes all regular IRAs, as well as Simplified Employee Pension (SEP) IRAs, SIMPLE IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

     Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, a 10% federal income tax will be withheld from your IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Custodian that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code (Section 877).

     6. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) amount for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on premature distributions. Alternatively, excess contributions for one year may be carried forward as IRA contributions in the next year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution unless the

                                      IRA-4
distribution occurs in the event of your death or disability or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary or is used to pay certain medical expenses or is used for certain qualified first-time homebuyer expenses or certain qualified higher education expenses. The amount of an early distribution (excluding the nondeductible contribution included therein) is includable in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another IRA as a qualifying rollover contribution. If you transfer, rollover or convert a regular IRA into a Roth IRA, the 10% penalty tax will not apply, but the distribution is taxable income. (If you converted a regular IRA into a Roth IRA in 1998, the additional tax liability will be spread over four years (1998, 1999, 2000, and 2001), unless you elected to pay the entire amount when you filed your 1998 federal income tax return.


     (c) Minimum Distributions. If the minimum distribution rules described in 5a apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Excess Distributions. The 15% excise tax on excess distributions has been repealed for excess distributions received after December 31, 1996. The 15% excise tax on excess retirement accumulations has been repealed for estates of decedents dying after December 31, 1996.


     (e) Prohibited Transactions. If the policyowner or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between the policyowner and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been distributed to the policyowner. The value of the entire annuity (excluding the non-deductible contribution included therein) will be includable in your gross income; if at the time of the prohibited transaction the policyowner is under age 59 1/2, the policyowner will also be subject to the 10% penalty tax on early distributions.


     (f) Overstatement of Non-deductible Contributions. If you overstate your non-deductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a $100 penalty and a $50 penalty for failure to file any form required by the IRS to report non-deductible contributions (in addition to any generally applicable tax, interest, and penalties to which you may be liable if you understate income upon receiving a distribution from your account. See paragraph 5(b) of this Disclosure Statement and IRS Form 8606.)

     7. FEDERAL ESTATE AND GIFT TAXES

     Any amount distributed from your IRA upon your death may be subject to federal estate and gift taxes.

     8. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, premature distribution from, or insufficient distribution from your IRA. You must report contributions to, and distributions from your IRA (including the year end aggregate account balance of all IRAs) on your federal income tax return for the year. You must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

     (b) IRS Approval. This Individual Retirement Annuity has been approved as to form by the Internal Revenue Service. Such approval is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Custodian. The Trustee or Custodian of an IRA must be either a bank or such other person who has been approved by the Secretary of the Treasury.

     (d) Vesting. Your interest in your IRA must be nonforfeitable at all times.


     (e) State Tax Law. You should consult your tax adviser about any state tax consequences of your IRA; you should be aware that some of these laws may differ from federal tax law governing IRAs.


                                      IRA-5

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                            LOGO
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                       ROTH INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the policyowner, in accordance with the requirements of the Internal Revenue Service. This disclosure includes non-technical explanation of some of the requirements applicable to Roth Individual Retirement Annuities (Roth IRAs). The information provided applies to contributions made and distributions received on and after January 1, 1998.

     1. REVOCATION OF YOUR ROTH IRA

     You may revoke your Roth IRA at anytime within seven days after it is established by mailing or delivering a written notice of revocation to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010. Any notice of revocation will be deemed mailed on the date of postmark (or if sent be certified or registered mail, the date of certification or registration) if it is deposited in the U.S. Postal Service in an envelope, or other appropriate wrapper, first-class postage prepaid, properly addressed. Upon revocation, you will be entitled to a full refund of your entire Roth IRA without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value).

     2. CONTRIBUTIONS

     (a) Regular Roth IRA. The policyowner may make periodic contributions to a Roth IRA in any amount up to the contribution limit described in Section 3 (Deductibility of Contributions). All contributions to your Roth IRA must be made in cash. Contributions for a taxable year must be made no later than April 15 of the following year.

     (b) Rollover Roth IRA. A rollover contribution by the policyowner shall be a nonperiodic deposit in cash, with respect to which contribution the policyowner warrants that 1) the entire amount rolled over is attributable to a distribution from a regular Individual Retirement Annuity (a "regular IRA") or another Roth IRA which meets the requirements of Code Section 408(d)(3); 2) within one (1) year of receiving such distribution, the policyowner did not receive another distribution which constituted a "rollover" of a Roth IRA to another Roth IRA; and 3) the contribution as made satisfies all the requirements for Roth IRA rollover contributions as set forth under the Internal Revenue Code "Code".

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (c) Transfers and Conversions. The policyowner may make an initial or subsequent contribution hereunder, provided that your Modified Adjusted Gross Income (MAGI) does not exceed $100,000 during the year of such transfer and you do not file your income tax return as married filing separately, by directing a Trustee of an existing regular IRA to directly transfer an amount in cash from or, if permitted by the Trustee, to convert, such regular IRA into this Roth IRA. The policyowner may also direct a Trustee of an existing Roth IRA to directly transfer an amount in cash from an existing Roth IRA to the Trustee of this Roth IRA without regard to such income or return filing limitations.

     (d) Tax Consequences of Rollovers and Transfers. A rollover, transfer, or conversion of a regular IRA to a Roth IRA is permitted if your MAGI does not exceed $100,000 and you do not file your income tax return as married filing separately. Such a rollover, transfer, or conversion will be treated as a taxable distribution of the regular IRA, but the 10% excise tax on early distributions will not apply. For such rollovers, transfers, and conversions of regular IRAs into Roth IRAs during 1998, a special rule applies and any amount required to be so included in taxable income will be included ratably over 1998, 1999, 2000, and 2001.

     (e) Responsibility of the policyowner. If the policyowner contemplates future periodic contributions, rollovers, or transfers to the Roth IRA, such contributions, rollovers, or transfers must be made in accordance with the appropriate sections of the Code. It is the policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. New York Life Insurance and Annuity Corporation (NYLIAC) and its employees are not permitted to provide tax advice, and assume no liability for the tax consequences of any contribution to, or distribution from, the Roth IRA.

                                   ROTH IRA-1

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the law, you may make a contribution of up to the lesser of $2,000 or 100% of compensation, reduced by the amount of contributions you make to any other regular IRA (except Education IRAs) or Roth IRA for the taxable year, provided that if your MAGI is above the specified level, the amount of the contribution you may make to a Roth IRA is phased down and eventually eliminated. Contributions to a Roth IRA are not deductible for income tax purposes.

     (b) Modified Adjusted Gross Income (MAGI). You must look at your Modified Adjusted Gross Income for the year (if you and your spouse file a joint tax return, use your combined MAGI) to determine whether you can make a Roth IRA contribution. Your tax return will show you how to calculate your MAGI for this purpose, except that you should disregard any income resulting from a taxable rollover, transfer, or conversion of a regular IRA to a Roth IRA. Only if you are at or below a certain MAGI level, called the Threshold Level, can you make a contribution to a Roth IRA.

     If you are single, your MAGI Threshold Level is $95,000. The Threshold Level if you are married and file a joint tax return is $150,000, and if you are married but file a separate tax return, the Threshold Level is $0.

     If your MAGI is less than $15,000 ($10,000 in the case of a joint return) above your Threshold Level, you will still be able to make a Roth IRA contribution, but it will be limited in amount. The amount by which your MAGI exceeds your Threshold Level (MAGI minus the Threshold Level) is called your Excess MAGI. The maximum allowable contribution is $2,000. You can calculate your contribution limit as follows:

     $15,000 ($10,000 in the case) - Excess
            (of a joint return) MAGI                   Maximum
-----------------------------------------------    X   Allowable          =   Contribution Limit
         $15,000 ($10,000 in the case)                 Contribution
              (of a joint return)

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your contribution limit is $200. Your contribution limit cannot, in any event, exceed 100% of your compensation.

     The maximum contribution you and your spouse may make to all your IRAs in the aggregate, including Roth IRAs, is the lesser of 100% of your combined compensation or $4,000 annually ($2,000 individually).

     (c) Deductions.  No deduction is allowed for Roth IRA contributions.

     (d) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includible in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. DISTRIBUTIONS

     (a) Required Distributions After Death. If you die before the entire interest is distributed to you, but after distribution to you from your Roth IRA has begun, your entire annuity must be distributed to your beneficiary at least as rapidly as your annuity was being distributed prior to your death. If you die before you begin to receive distributions from your annuity and if you have a designated beneficiary, distribution to your beneficiary must be made over a period not exceeding the greater of the beneficiary's life expectancy or five years after your death; if you have no designated beneficiary, distribution must be completed within five years of your death. Distributions upon your death must begin within one year following your death or, if your beneficiary is your spouse, no later than the date on which you would have attained age 70 1/2 (if later). If following your death before distributions have begun, your spouse also dies, immediate distribution must begin to be made to your spouse's beneficiary, if any, over a period no longer than that person's life expectancy, or if your spouse has not designated a beneficiary, full payment must be made to your spouse's estate within five years.

     (b) Roth IRA Distributions

          (i) Qualifying nontaxable distributions.

                                   ROTH IRA-2

     A distribution from your Roth IRA will not be includible in your gross income if it is:

          (a) made on or after the date you attain age 59 1/2

          (b) made after you die or become disabled, or

          (c) made as a qualified first time homebuyer distribution

     and is made after the five taxable year period beginning with the first taxable year in which you or your spouse made a contribution to a Roth IRA, or, in the case of a rollover from a regular IRA to a Roth IRA, after the five taxable year period beginning with the taxable year of the rollover.

     Distributions meeting these requirements are known as "qualifying distributions".

          (ii) Other distributions partly taxable.

          If a distribution from your Roth IRA does not meet the requirements of a qualifying distribution as described in (i), then the distribution will be treated first as a return of nontaxable Roth IRA contributions, and second, after all such contributions have been returned, as distributions of taxable earnings, which in addition to income tax may be subject to the 10% penalty tax on early distributions, as discussed below.

          In addition, you will not be entitled to use any form of income averaging to reduce the federal income tax on the taxable portion of your distribution. Also, no portion of your distribution is taxable as a capital gain.

     (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from any taxable portion of your Roth IRA distributions. If payments are delivered to foreign countries, however, tax will, generally, be withheld at a 10% rate unless you certify to the Trustee that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in the Internal Revenue Code Section 877.

     5. PENALTIES

     (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers or transfers) exceed the maximum allowable annuity for that year, this excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions), the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered a premature distribution, but the earnings withdrawn will be taxable income to you. Alternatively, excess contributions for one year may be carried forward as Roth IRA contributions in the next year to the extent that the excess, when aggregated with your Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned nor applied as contributions.

     (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA account (for example, as collateral for a loan) which is not a qualifying distribution before you attain age 59 1/2, to the extent it is taxable to you as described above, constitutes an early distribution unless the distribution is a result of death or disability, or is part of a series of substantially equal periodic payments made over your life expectancy (as determined from tables in the income tax regulations) or the joint life expectancies of you and your beneficiary, is used to pay certain medical expenses, or is used for certain qualified first-time homebuyer expenses, or certain qualified higher education expenses. The amount of an early distribution which is not a qualifying distribution and is not a return of previous Roth IRA contributions is includible in your gross income and is subject to a 10% penalty tax on the amount of the early distribution unless you transfer it to another Roth IRA as a qualifying rollover contribution.

     (c) Minimum Distributions. If the minimum distribution rules described in 4(a) apply to a recipient of distributions and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, the recipient will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

     (d) Prohibited Transactions. If you or your beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the annuity, or any interference with the independent status of the annuity), the annuity will lose its tax exemption and be treated as having been

                                   ROTH IRA-3
distributed to you. The value of the entire annuity (excluding the nondeductible contributions included therein) will be includible in your gross income; if at the time of the prohibited transaction you are under age 59 1/2 you will also be subject to the 10% penalty tax on early distributions.

     6. FEDERAL ESTATE GIFT TAXES

     Any amount distributed from your Roth IRA upon your death may be subject to federal estate and gift taxes.

     7. OTHER INFORMATION

     (a) Tax Reporting. You need not file Treasury Form 5329 with the Internal Revenue Service unless during the taxable year there is an excess contribution to, or premature distribution from, your Roth IRA. You must report distributions from your Roth IRA on your federal income tax return for the year.

     (b) IRS Approval. This Roth IRA plan has not been approved as to form by the Internal Revenue Service. Approval by the IRS of the Roth IRA plan is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     (c) Vesting. Your interest in your Roth IRA must be nonforfeitable at all times.

                                   ROTH IRA-4

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1999


                                      FOR




         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)


                                      FROM



                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                  INVESTING IN


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II



     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 1999. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, New York, New York 10010. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (22)...........................................    2
     Valuation of Accumulation Units (27)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Total Return Calculations..............................    3
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (35)....................................    4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    4
     Tax Status of the Policies.............................    4
DISTRIBUTOR OF THE POLICIES (37)............................    5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
INDEPENDENT ACCOUNTANTS.....................................    6
OTHER INFORMATION...........................................    6
FINANCIAL STATEMENTS........................................  F-1


------------

* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.)

                                  THE POLICIES


     The following provides additional information about the policies and supplements the description in the Prospectus.


     VALUATION OF ACCUMULATION UNITS


     Accumulation Units are valued separately for each Investment Division of each Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.



     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:



                                       (a/b)-c



Where: a = the result of


             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



       c = a factor representing the charges deducted from the applicable
           Investment Division on a daily basis. Such factor equal, on an annual basis, to 1.30% of the daily net asset value of Separate Accounts I and II, respectively. (See "Other Charges" at page 28 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION


     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fees and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Investment Division will be lower than the yield for the MainStay VP Cash Management Portfolio.


     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.


    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS



     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30 day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:



                                              (6)
----                        YIELD = 2[(a-b +1)   -1]
                                       ---
                                       cd



Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High-Yield Corporate Bond or MainStay VP Bond Investment Division.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of accumulation units outstanding during the period.

       d = the maximum offering price per accumulation unit on the last day of the period.



     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of Accumulation Value withdrawn depending on the elapsed time since the policy was issued.


     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by such Portfolio and its operating expenses.


     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:



                                      (n)
                                P(1+T)    = ERV


Where: P = a hypothetical initial payment of $1,000.


       T = average annual total return.

       n = number of years.


     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).


     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".


     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies:
A.M. Best and Moody's (for financial strength and stability) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                GENERAL MATTERS


     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.



     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 32 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax
Matters--Taxation of Annuities in General" at page   of the Prospectus.)



     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.



     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.


                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Accounts are not entities separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Accounts are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.


     TAX STATUS OF THE POLICIES


     Section 817(h) of the Code requires that the investments of the Separate Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under
Section 72 of the Code. The Separate Accounts intend to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.


     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policy owner's Beneficiary is the person to whom ownership of the Policy passes by reason of death. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.



     For the years ended December 31, 1996, 1997 and 1998, the aggregate amount of underwriting commissions paid to NYLIFE Distributors Inc. was $1,880,689, $3,116,259 and $4,203,964, respectively, of which $940,345, $1,558,130 and
$2,101,982 was retained by them, respectively.



     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


     The Separate Accounts hold title to the assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.


                                STATE REGULATION


     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.



     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.


                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Accounts. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.



     Given the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted. NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.


                            INDEPENDENT ACCOUNTANTS


     PricewaterhouseCoopers LLP, independent accountants, 1177 Avenue of the Americas, New York, New York audited the annual financial statements of the Separate Accounts and NYLIAC. We have included the financial statements in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION


     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1998

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $366,120,538     $ 41,275,178     $ 10,298,175

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......      1,205,326          139,012           33,118
                                                               ------------     ------------     ------------
      Total equity..........................................   $364,915,212     $ 41,136,166     $ 10,265,057
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      12,432,615; 34,013,227; 846,509; 3,288,118;
      10,372,543; 715,948; 9,894,702; 4,718,281;
      2,823,065; 4,995,718, respectively....................   $364,915,212     $ 41,136,166     $ 10,265,057
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      29.35     $       1.21     $      12.13
                                                               ============     ============     ============
Identified Cost of Investment...............................   $192,652,544     $ 41,275,294     $ 10,905,809
                                                               ============     ============     ============

                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $244,478,881     $  3,358,849     $  1,303,245

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......        829,182            9,147            3,366
                                                               ------------     ------------     ------------
      Total equity..........................................   $243,649,699     $  3,349,702     $  1,299,879
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      8,414,479; 301,746; 124,552; 64,332; 86,885; 998,834;
      200,833; 2,796,127; 1,895,259; 1,812,958,
      respectively..........................................   $243,649,699     $  3,349,702     $  1,299,879
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      28.96     $      11.10     $      10.44
                                                               ============     ============     ============
Identified Cost of Investment...............................   $161,184,492     $  3,014,142     $  1,199,580
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 45,114,610     $148,424,990     $ 10,410,020     $218,655,951     $ 76,001,421     $ 36,916,898     $125,961,787

          146,027          475,100           36,401          714,063          261,479          117,483          418,531
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 44,968,583     $147,949,890     $ 10,373,619     $217,941,888     $ 75,739,942     $ 36,799,415     $125,543,256
     ============     ============     ============     ============     ============     ============     ============
     $ 44,968,583     $147,949,890     $ 10,373,619     $217,941,888     $ 75,739,942     $ 36,799,415     $125,543,256
     ============     ============     ============     ============     ============     ============     ============
     $      13.68     $      14.26     $      14.49     $      22.03     $      16.05     $      13.04     $      25.13
     ============     ============     ============     ============     ============     ============     ============
     $ 44,326,135     $161,168,439     $  9,146,568     $145,470,290     $ 78,937,732     $ 37,419,453     $106,952,565
     ============     ============     ============     ============     ============     ============     ============

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $    765,079     $    875,414     $ 12,016,314     $  3,528,572     $ 46,675,642     $ 27,963,158     $ 29,447,896

            1,946            2,185           38,834           11,327          148,623           95,048           88,490
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    763,133     $    873,229     $ 11,977,480     $  3,517,245     $ 46,527,019     $ 27,868,110     $ 29,359,406
     ============     ============     ============     ============     ============     ============     ============
     $    763,133     $    873,229     $ 11,977,480     $  3,517,245     $ 46,527,019     $ 27,868,110     $ 29,359,406
     ============     ============     ============     ============     ============     ============     ============
     $      11.86     $      10.05     $      11.99     $      17.51     $      16.64     $      14.70     $      16.19
     ============     ============     ============     ============     ============     ============     ============
     $    666,621     $    753,541     $ 11,423,488     $  3,400,797     $ 36,870,114     $ 26,480,359     $ 24,186,763
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 1998

                                                               JANUS ASPEN          MFS
                                                                  SERIES           GROWTH
                                                                WORLDWIDE           WITH              MFS
                                                                  GROWTH       INCOME SERIES    RESEARCH SERIES
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 55,686,157     $  1,124,931     $    895,549

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......        182,012            2,886            2,411
                                                               ------------     ------------     ------------
      Total equity..........................................   $ 55,504,145     $  1,122,045     $    893,138
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      3,490,540; 107,498; 82,391, respectively..............   $ 55,504,145     $  1,122,045     $    893,138
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      15.90     $      10.44     $      10.84
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 46,287,068     $    998,514     $    804,388
                                                               ============     ============     ============

                                                              MORGAN STANLEY      T. ROWE          VAN ECK
                                                                 EMERGING          PRICE          WORLDWIDE
                                                                 MARKETS           EQUITY            HARD
                                                                  EQUITY           INCOME           ASSETS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,798,308     $  1,948,747     $    250,494

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......         12,476            4,913              738
                                                               ------------     ------------     ------------
      Total equity..........................................   $  3,785,832     $  1,943,834     $    249,756
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      514,654; 191,821; 32,384, respectively................   $  3,785,832     $  1,943,834     $    249,756
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $       7.36     $      10.13     $       7.71
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  5,460,096     $  1,905,962     $    293,622
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    324,425     $  1,714,230     $    485,023
  Mortality and expense risk charges........................     (3,869,464)        (436,532)        (123,591)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................     (3,545,039)       1,277,698          361,432
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     16,541,716       57,548,163          961,296
  Cost of investments sold..................................     (7,805,765)     (57,547,838)        (926,209)
                                                               ------------     ------------     ------------
      Net realized gain on investments......................      8,735,951              325           35,087
  Realized gain distribution received.......................      3,371,213               --          356,275
  Change in unrealized appreciation (depreciation) on
    investments.............................................     86,276,784             (169)        (581,684)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................     98,383,948              156         (190,322)
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to funds of New York Life
    Insurance and Annuity Corporation
    retained by Separate Account............................       (237,887)          (3,899)            (201)
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations.....................................   $ 94,601,022     $  1,273,955     $    170,909
                                                               ============     ============     ============


                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY        & GROWTH(a)        VALUE(a)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,403,839     $     15,926     $      6,226
  Mortality and expense risk charges........................     (2,614,613)         (12,365)          (4,515)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................       (210,774)           3,561            1,711
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,236,421          305,824          201,001
  Cost of investments sold..................................     (3,950,580)        (325,030)        (227,635)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............      4,285,841          (19,206)         (26,634)
  Realized gain on distribution received....................      2,444,387               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     40,442,553          344,707          103,666
                                                               ------------     ------------     ------------
      Net gain on investments...............................     47,172,781          325,501           77,032
                                                               ------------     ------------     ------------
  Decrease attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account............................       (134,923)            (789)            (205)
                                                               ------------     ------------     ------------
      Net increase in total equity resulting
        from operations.....................................   $ 46,827,084     $    328,273     $     78,538
                                                               ============     ============     ============


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $  1,881,586     $ 13,518,774     $    245,495     $  3,974,748     $  1,197,269     $  1,923,043     $    915,809
         (501,624)      (1,930,678)        (127,551)      (2,464,494)      (1,040,139)        (410,080)      (1,377,639)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,379,962       11,588,096          117,944        1,510,254          157,130        1,512,963         (461,830)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        8,952,387       16,450,348        1,680,488       12,107,510        7,021,629        3,457,022        6,342,706
       (8,614,388)     (15,039,621)      (1,555,307)      (7,726,165)      (5,141,681)      (3,154,962)      (4,554,338)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          337,999        1,410,727          125,181        4,381,345        1,879,948          302,060        1,788,368
               --          468,150               --        5,777,860        6,154,175          943,954        9,310,203
        1,007,178      (12,463,054)       1,618,829       32,154,091      (13,557,894)        (469,348)      12,832,153
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,345,177      (10,584,177)       1,744,010       42,313,296       (5,523,771)         776,666       23,930,724
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (6,712)          (2,277)          (7,263)        (109,686)           7,773           (5,778)         (66,653)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,718,427     $  1,001,642     $  1,854,691     $ 43,713,864     $ (5,358,868)    $  2,283,851     $ 23,402,241
     ============     ============     ============     ============     ============     ============     ============


     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
      EQUITY(a)        GROWTH(a)      CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $        473     $         --     $         --     $     80,071     $    175,584     $    261,496     $    747,034
           (2,290)          (2,667)        (120,355)         (39,031)        (445,434)        (324,548)        (230,733)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (1,817)          (2,667)        (120,355)          41,040         (269,850)         (63,052)         516,301
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           29,296           66,986        1,915,190          988,840        2,793,769        5,089,086        1,594,832
          (36,091)         (81,208)      (1,768,591)        (834,092)      (2,220,988)      (4,517,838)      (1,270,410)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (6,795)         (14,222)         146,599          154,748          572,781          571,248          324,422
               --               --        1,155,283          179,572        1,291,799          930,617          114,992
           98,457          121,873          234,881           43,442        7,418,551          328,140        4,609,053
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           91,662          107,651        1,536,763          377,762        9,283,131        1,830,005        5,048,467
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
             (215)            (247)          (5,248)          (1,065)         (24,278)          (7,470)         (14,714)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $     89,630     $    104,737     $  1,411,160     $    417,737     $  8,989,003     $  1,759,483     $  5,550,054
     ============     ============     ============     ============     ============     ============     ============


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 1998


                                                              JANUS ASPEN            MFS
                                                                 SERIES             GROWTH
                                                               WORLDWIDE             WITH                 MFS
                                                                 GROWTH        INCOME SERIES(a)    RESEARCH SERIES(a)
                                                             ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $ 1,231,637        $        --          $        --
  Mortality and expense risk charges.......................      (576,777)            (3,421)              (3,082)
                                                              -----------        -----------          -----------
      Net investment income (loss).........................       654,860             (3,421)              (3,082)
                                                              -----------        -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................     3,972,454            162,611               28,748
  Cost of investments sold.................................    (3,050,434)          (175,203)             (30,206)
                                                              -----------        -----------          -----------
      Net realized gain (loss) on investments..............       922,020            (12,592)              (1,458)
  Realized gain distribution received......................       493,932                 --                   --
  Change in unrealized appreciation (depreciation) on
    investments............................................     7,612,980            126,417               91,161
                                                              -----------        -----------          -----------
      Net gain on investments..............................     9,028,932            113,825               89,703
                                                              -----------        -----------          -----------
  Decrease attributable to funds of New York Life Insurance
    and Annuity Corporation
    retained by Separate Account...........................       (31,204)              (212)                (213)
                                                              -----------        -----------          -----------
      Net increase in total equity resulting
        from operations....................................   $ 9,652,588        $   110,192          $    86,408
                                                              ===========        ===========          ===========



                                                             MORGAN STANLEY        T. ROWE              VAN ECK
                                                                EMERGING            PRICE              WORLDWIDE
                                                                MARKETS             EQUITY                HARD
                                                                 EQUITY           INCOME(a)            ASSETS(a)
                                                             ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    20,393        $    15,359          $        --
  Mortality and expense risk charges.......................       (54,059)            (6,814)              (1,419)
                                                              -----------        -----------          -----------
      Net investment income (loss).........................       (33,666)             8,545               (1,419)
                                                              -----------        -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................     1,326,871            302,399               23,426
  Cost of investments sold.................................    (1,725,059)          (326,226)             (26,968)
                                                              -----------        -----------          -----------
      Net realized loss on investments.....................      (398,188)           (23,827)              (3,542)
  Realized gain distribution received......................            --             49,949                   --
  Change in unrealized appreciation (depreciation) on
    investments............................................      (862,048)            42,785              (43,128)
                                                              -----------        -----------          -----------
      Net gain (loss) on investments.......................    (1,260,236)            68,907              (46,670)
                                                              -----------        -----------          -----------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account...........................         2,159               (188)                  41
                                                              -----------        -----------          -----------
      Net increase (decrease) in total equity resulting
        from operations....................................   $(1,291,743)       $    77,264          $   (48,048)
                                                              ===========        ===========          ===========


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1998
and December 31, 1997


                                                   MAINSTAY VP                     MAINSTAY VP
                                              CAPITAL APPRECIATION               CASH MANAGEMENT
                                          -----------------------------   -----------------------------
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------

INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $  (3,545,039)  $  (2,935,142)  $   1,277,698   $   1,063,029
    Net realized gain (loss) on
      investments.......................      8,735,951       4,833,604             325             212
    Realized gain distribution
      received..........................      3,371,213       3,437,276              --              --
    Change in unrealized appreciation
      (depreciation) on investments.....     86,276,784      38,112,703            (169)            110
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account..................       (237,887)        (83,048)         (3,899)         (1,863)
                                          -------------   -------------   -------------   -------------
      Net increase in total equity
        resulting
        from operations.................     94,601,022      43,365,393       1,273,955       1,061,488
                                          -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments......     14,308,810      14,108,843     190,077,519     241,494,473
    Policyowners' surrenders............    (10,101,026)     (5,441,134)     (1,465,659)     (1,240,425)
    Policyowners' annuity and death
      benefits..........................     (1,934,728)     (1,439,678)       (197,294)       (348,829)
    Net transfers from (to) Fixed
      Account...........................     (2,416,250)       (315,375)    (21,324,871)    (29,451,497)
    Transfers between Investment
      Divisions.........................     15,218,083      12,641,649    (157,147,988)   (208,989,293)
                                          -------------   -------------   -------------   -------------
      Net contributions and
        withdrawals.....................     15,074,889      19,554,305       9,941,707       1,464,429
                                          -------------   -------------   -------------   -------------
        Increase (decrease) in total
          equity........................    109,675,911      62,919,698      11,215,662       2,525,917
TOTAL EQUITY:
    Beginning of year...................    255,239,301     192,319,603      29,920,504      27,394,587
                                          -------------   -------------   -------------   -------------
    End of year.........................  $ 364,915,212   $ 255,239,301   $  41,136,166   $  29,920,504
                                          =============   =============   =============   =============


                                                   MAINSTAY VP                     MAINSTAY VP
                                              INTERNATIONAL EQUITY                TOTAL RETURN
                                          -----------------------------   -----------------------------
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........  $     117,944   $     602,810   $   1,510,254   $   1,582,207
    Net realized gain on investments....        125,181         108,282       4,381,345       3,022,576
    Realized gain distribution
      received..........................             --              --       5,777,860       3,083,183
    Change in unrealized appreciation
      (depreciation) on investments.....      1,618,829        (441,057)     32,154,091      15,736,284
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............         (7,263)            338        (109,686)        (48,358)
                                          -------------   -------------   -------------   -------------
      Net increase (decrease) in total
        equity
        resulting from operations.......      1,854,691         270,373      43,713,864      23,375,892
                                          -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments......        429,917         798,731       7,326,298       7,050,067
    Policyowners' surrenders............       (250,032)       (179,972)     (7,388,904)     (4,323,373)
    Policyowners' annuity and death
      benefits..........................        (34,114)        (97,579)     (2,061,578)     (1,491,783)
    Net transfers from (to) Fixed
      Account...........................        (14,790)         17,008      (1,518,142)     (1,817,519)
    Transfers between Investment
      Divisions.........................       (565,661)        409,137       7,268,263       6,374,145
                                          -------------   -------------   -------------   -------------
      Net contributions and
        withdrawals.....................       (434,680)        947,325       3,625,937       5,791,537
                                          -------------   -------------   -------------   -------------
        Increase in total equity........      1,420,011       1,217,698      47,339,801      29,167,429
TOTAL EQUITY:
    Beginning of year...................      8,953,608       7,735,910     170,602,087     141,434,658
                                          -------------   -------------   -------------   -------------
    End of year.........................  $  10,373,619   $   8,953,608   $ 217,941,888   $ 170,602,087
                                          =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     361,432   $     210,130   $   1,379,962   $   1,780,410   $  11,588,096   $   7,248,665
           35,087          59,005         337,999        (541,563)      1,410,727         527,045
          356,275         387,948              --              --         468,150       5,363,338
         (581,684)        (25,065)      1,007,178       1,410,360     (12,463,054)     (2,322,236)
             (201)         (1,962)         (6,712)         (6,627)         (2,277)        (31,582)
    -------------   -------------   -------------   -------------   -------------   -------------
          170,909         630,056       2,718,427       2,642,580       1,001,642      10,785,230
    -------------   -------------   -------------   -------------   -------------   -------------
        1,055,986       1,000,635       2,349,062       1,300,452      11,934,627      12,524,157
         (225,525)        (92,401)     (1,917,641)     (1,196,410)     (6,086,326)     (2,556,656)
          (35,955)        (34,724)       (793,502)       (689,466)     (2,727,399)       (869,008)
         (135,017)          1,952        (180,147)       (612,836)     (1,696,578)        228,545
        1,962,726       4,375,014       7,853,498      (3,880,014)     11,266,420      45,401,706
    -------------   -------------   -------------   -------------   -------------   -------------
        2,622,215       5,250,476       7,311,270      (5,078,274)     12,690,744      54,728,744
    -------------   -------------   -------------   -------------   -------------   -------------
        2,793,124       5,880,532      10,029,697      (2,435,694)     13,692,386      65,513,974
        7,471,933       1,591,401      34,938,886      37,374,580     134,257,504      68,743,530
    -------------   -------------   -------------   -------------   -------------   -------------
    $  10,265,057   $   7,471,933   $  44,968,583   $  34,938,886   $ 147,949,890   $ 134,257,504
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     157,130   $     227,372   $   1,512,963   $   1,380,573   $    (461,830)  $    (289,117)
        1,879,948         262,901         302,060          87,081       1,788,368         256,102
        6,154,175       3,104,376         943,954          75,997       9,310,203      11,217,552
      (13,557,894)      6,547,148        (469,348)        449,976      12,832,153       3,863,793
            7,773         (20,257)         (5,778)         (5,093)        (66,653)        (33,051)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,358,868)     10,121,540       2,283,851       1,988,534      23,402,241      15,015,279
    -------------   -------------   -------------   -------------   -------------   -------------
        5,662,445       5,621,886       2,402,069       1,281,523       6,845,359       5,888,507
       (2,885,964)     (1,035,379)     (1,163,114)       (811,171)     (3,214,940)     (1,372,347)
         (612,942)       (377,102)       (285,108)       (345,774)       (521,389)       (198,025)
         (401,500)        147,179         (24,240)       (134,442)       (683,579)       (126,113)
        6,778,618      22,805,397       6,367,770       1,981,470      13,094,144      17,823,214
    -------------   -------------   -------------   -------------   -------------   -------------
        8,540,657      27,161,981       7,297,377       1,971,606      15,519,595      22,015,236
    -------------   -------------   -------------   -------------   -------------   -------------
        3,181,789      37,283,521       9,581,228       3,960,140      38,921,836      37,030,515
       72,558,153      35,274,632      27,218,187      23,258,047      86,621,420      49,590,905
    -------------   -------------   -------------   -------------   -------------   -------------
    $  75,739,942   $  72,558,153   $  36,799,415   $  27,218,187   $ 125,543,256   $  86,621,420
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1998
and December 31, 1997

                                                                                                     AMERICAN
                                                                                                      CENTURY
                                                        MAINSTAY VP                                   INCOME
                                                       INDEXED EQUITY                                & GROWTH
                                         ------------------------------------------                -------------
                                             1998                         1997                        1998(a)
                                         -----------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).......  $    (210,774)               $     366,728                $       3,561
    Net realized gain (loss) on
      investments......................      4,285,841                      744,740                      (19,206)
    Realized gain distribution
      received.........................      2,444,387                    3,565,021                           --
    Change in unrealized appreciation
      (depreciation) on investments....     40,442,553                   25,776,218                      344,707
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account.................       (134,923)                     (54,381)                        (789)
                                         -------------                -------------                -------------
      Net increase in total equity
        resulting from operations......     46,827,084                   30,398,326                      328,273
                                         -------------                -------------                -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....     14,794,311                    9,886,766                      361,055
    Policyowners' surrenders...........     (6,254,335)                  (2,667,000)                      (7,148)
    Policyowners' annuity and death
      benefits.........................     (1,202,034)                    (872,882)                          --
    Net transfers from (to) Fixed
      Account..........................     (1,499,025)                    (229,219)                      (1,476)
    Transfers between Investment
      Divisions........................     37,471,617                   33,975,643                    2,668,998
                                         -------------                -------------                -------------
      Net contributions and
        withdrawals....................     43,310,534                   40,093,308                    3,021,429
                                         -------------                -------------                -------------
        Increase in total equity.......     90,137,618                   70,491,634                    3,349,702
TOTAL EQUITY:
    Beginning of year..................    153,512,081                   83,020,447                           --
                                         -------------                -------------                -------------
    End of year........................  $ 243,649,699                $ 153,512,081                $   3,349,702
                                         =============                =============                =============

                                                    Calvert                        Fidelity
                                                    Social                          VIP II
                                                   Balanced                       Contrafund
                                         -----------------------------   -----------------------------
                                             1998            1997            1998            1997
                                         -------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).......  $      41,040   $      32,008   $    (269,850)  $    (130,754)
    Net realized gain on investments...        154,748          10,868         572,781          30,737
    Realized gain distribution
      received.........................        179,572         112,234       1,291,799          84,966
    Change in unrealized appreciation
      (depreciation) on investments....         43,442          90,491       7,418,551       2,355,000
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account.................         (1,065)           (526)        (24,278)         (5,233)
                                         -------------   -------------   -------------   -------------
      Net increase in total equity
        resulting from operations......        417,737         245,075       8,989,003       2,334,716
                                         -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....        278,946         108,024       3,937,290       2,951,510
    Policyowners' surrenders...........       (110,345)        (29,649)       (683,929)       (103,333)
    Policyowners' annuity and death
      benefits.........................        (38,404)         (2,729)       (114,419)        (31,006)
    Net transfers from (to) Fixed
      Account..........................         (2,726)         (4,077)         13,387         151,968
    Transfers between Investment
      Divisions........................        617,981       1,146,500      10,473,626      16,067,377
                                         -------------   -------------   -------------   -------------
      Net contributions and
        withdrawals....................        745,452       1,218,069      13,625,955      19,036,516
                                         -------------   -------------   -------------   -------------
        Increase in total equity.......      1,163,189       1,463,144      22,614,958      21,371,232
TOTAL EQUITY:
    Beginning of year..................      2,354,056         890,912      23,912,061       2,540,829
                                         -------------   -------------   -------------   -------------
    End of year........................  $   3,517,245   $   2,354,056   $  46,527,019   $  23,912,061
                                         =============   =============   =============   =============

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       Dreyfus       Eagle Asset        Lord
        Large        Management        Abbett              Alger American
       Company         Growth        Developing                 Small
        Value          Equity          Growth              Capitalization
    -------------   -------------   -------------   -----------------------------
       1998(a)         1998(a)         1998(a)          1998            1997
    -----------------------------------------------------------------------------
    $       1,711   $      (1,817)  $      (2,667)  $    (120,355)  $     (54,706)
          (26,634)         (6,795)        (14,222)        146,599           2,903
               --              --              --       1,155,283         118,813
          103,666          98,457         121,873         234,881         359,486
             (205)           (215)           (247)         (5,248)         (1,129)
    -------------   -------------   -------------   -------------   -------------
           78,538          89,630         104,737       1,411,160         425,367
    -------------   -------------   -------------   -------------   -------------
          160,256         148,460         108,082         915,479       1,293,929
           (3,650)         (2,962)         (3,324)       (225,737)        (39,761)
               --              --          (1,641)       (202,214)        (12,225)
           14,898          (1,687)           (676)            601          26,191
        1,049,837         529,692         666,051       2,487,056       4,664,076
    -------------   -------------   -------------   -------------   -------------
        1,221,341         673,503         768,492       2,975,185       5,932,210
    -------------   -------------   -------------   -------------   -------------
        1,299,879         763,133         873,229       4,386,345       6,357,577
               --              --              --       7,591,135       1,233,558
    -------------   -------------   -------------   -------------   -------------
    $   1,299,879   $     763,133   $     873,229   $  11,977,480   $   7,591,135
    =============   =============   =============   =============   =============

                                                                             JANUS ASPEN
              FIDELITY                       JANUS ASPEN                       SERIES
                 VIP                           SERIES                         WORLDWIDE
            EQUITY-INCOME                     BALANCED                         GROWTH
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     (63,052)  $     (57,783)  $     516,301   $     112,488   $     654,860   $     (24,920)
          571,248          11,242         324,422          41,014         922,020          46,442
          930,617         119,190         114,992           5,979         493,932          85,328
          328,140       1,149,335       4,609,053         650,923       7,612,980       1,754,303
           (7,470)         (2,151)        (14,714)         (1,929)        (31,204)         (4,941)
    -------------   -------------   -------------   -------------   -------------   -------------
        1,759,483       1,219,833       5,550,054         808,475       9,652,588       1,856,212
    -------------   -------------   -------------   -------------   -------------   -------------
        3,720,104       2,305,722       2,532,919       1,423,207       5,165,089       4,205,570
         (647,986)        (84,983)       (397,791)        (54,290)       (936,300)       (207,344)
          (56,306)        (22,573)       (104,125)             --        (207,652)        (79,209)
          (59,163)         74,509         (62,940)         53,541         (21,380)        303,760
        7,969,525      10,880,655      12,038,398       6,614,826       8,958,241      24,161,558
    -------------   -------------   -------------   -------------   -------------   -------------
       10,926,174      13,153,330      14,006,461       8,037,284      12,957,998      28,384,335
    -------------   -------------   -------------   -------------   -------------   -------------
       12,685,657      14,373,163      19,556,515       8,845,759      22,610,586      30,240,547
       15,182,453         809,290       9,802,891         957,132      32,893,559       2,653,012
    -------------   -------------   -------------   -------------   -------------   -------------
    $  27,868,110   $  15,182,453   $  29,359,406   $   9,802,891   $  55,504,145   $  32,893,559
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1998
and December 31, 1997

                                              MFS
                                            GROWTH
                                             WITH              MFS
                                         INCOME SERIES   RESEARCH SERIES
                                         -------------   ---------------
                                            1998(a)          1998(a)
                                         -------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment loss................  $     (3,421)    $      (3,082)
    Net realized loss on investments...       (12,592)           (1,458)
    Change in unrealized appreciation
      (depreciation) on investments....       126,417            91,161
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account.................          (212)             (213)
                                         -------------    -------------
      Net increase in total equity
        resulting from operations......       110,192            86,408
                                         -------------    -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....       190,252           187,441
    Policyowners' surrenders...........        (5,324)           (2,323)
    Net transfers from Fixed Account...         3,682             6,125
    Transfers between Investment
      Divisions........................       823,243           615,487
                                         -------------    -------------
      Net contributions and
        withdrawals....................     1,011,853           806,730
                                         -------------    -------------
        Increase in total equity.......     1,122,045           893,138
TOTAL EQUITY:
    Beginning of year..................            --                --
                                         -------------    -------------
    End of year........................  $  1,122,045     $     893,138
                                         =============    =============

                                                MORGAN STANLEY              T. ROWE         VAN ECK
                                                   EMERGING                  PRICE         WORLDWIDE
                                                    MARKETS                 EQUITY           HARD
                                                    EQUITY                  INCOME          ASSETS
                                         -----------------------------   -------------   -------------
                                             1998            1997           1998(a)         1998(a)
                                         -------------------------------------------------------------
INCREASE (DECREASE) IN
  TOTAL EQUITY:
  Operations:
    Net investment income (loss).......  $     (33,666)  $     (12,295)  $       8,545   $      (1,419)
    Net realized gain (loss) on
      investments......................       (398,188)         50,143         (23,827)         (3,542)
    Realized gain distribution
      received.........................             --         132,571          49,949              --
    Change in unrealized appreciation
      (depreciation) on investments....       (862,048)       (805,601)         42,785         (43,128)
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by
      Separate Account.................          2,159             670            (188)             41
                                         -------------   -------------   -------------   -------------
      Net increase (decrease) in total
        equity resulting from
        operations.....................     (1,291,743)       (634,512)         77,264         (48,048)
                                         -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....        677,673         687,149         251,672          14,509
    Policyowners' surrenders...........       (116,629)        (35,384)         (6,487)         (2,198)
    Policyowners' annuity and death
      benefits.........................        (71,596)         (5,001)             --              --
    Net transfers from Fixed Account...          3,032           8,356         102,785              --
    Transfers between Investment
      Divisions........................        142,722       3,646,978       1,518,600         285,493
                                         -------------   -------------   -------------   -------------
      Net contributions and
        withdrawals....................        635,202       4,302,098       1,866,570         297,804
                                         -------------   -------------   -------------   -------------
        Increase (decrease) in total
          equity.......................       (656,541)      3,667,586       1,943,834         249,756
TOTAL EQUITY:
    Beginning of year..................      4,442,373         774,787              --              --
                                         -------------   -------------   -------------   -------------
    End of year........................  $   3,785,832   $   4,442,373   $   1,943,834   $     249,756
                                         =============   =============   =============   =============

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1998

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $337,729,392     $ 38,839,839     $  7,401,193

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......      1,110,149          120,310           24,218
                                                               ------------     ------------     ------------
      Total equity..........................................   $336,619,243     $ 38,719,529     $  7,376,975
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      11,468,561; 32,015,116; 609,978; 2,233,031; 6,384,170;
      532,405; 8,406,049; 3,948,951;
      2,189,519; 4,299,888, respectively....................   $336,619,243     $ 38,719,529     $  7,376,975
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      29.35     $       1.21     $      12.09
                                                               ============     ============     ============
Identified Cost of Investment...............................   $183,325,677     $ 38,839,924     $  7,832,650
                                                               ============     ============     ============

                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $219,028,070     $  2,162,872     $    961,500

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......        735,153            5,634            2,587
                                                               ------------     ------------     ------------
      Total equity..........................................   $218,292,917     $  2,157,238     $    958,913
                                                               ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      7,538,776; 194,327; 90,651; 101,024; 59,018; 787,321;
      222,986; 2,784,500; 1,653,175; 1,640,975,
      respectively..........................................   $218,292,917     $  2,157,238     $    958,913
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      28.96     $      11.10     $      10.58
                                                               ============     ============     ============
Identified Cost of Investment...............................   $147,934,269     $  1,938,492     $    895,219
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 30,639,150     $ 91,250,792     $  7,744,524     $185,759,384     $ 63,786,755     $ 28,632,147     $108,412,232

           99,987          290,380           27,031          606,640          218,264           91,187          355,370
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 30,539,163     $ 90,960,412     $  7,717,493     $185,152,744     $ 63,568,491     $ 28,540,960     $108,056,862
     ============     ============     ============     ============     ============     ============     ============
     $ 30,539,163     $ 90,960,412     $  7,717,493     $185,152,744     $ 63,568,491     $ 28,540,960     $108,056,862
     ============     ============     ============     ============     ============     ============     ============
     $      13.68     $      14.25     $      14.50     $      22.03     $      16.10     $      13.04     $      25.13
     ============     ============     ============     ============     ============     ============     ============
     $ 30,012,734     $ 99,032,738     $  6,847,400     $125,272,248     $ 66,842,917     $ 29,038,062     $ 92,382,709
     ============     ============     ============     ============     ============     ============     ============

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $  1,212,286     $    596,057     $  9,470,770     $  3,922,203     $ 45,587,932     $ 24,207,379     $ 26,726,623

            3,474            1,647           30,332           12,263          142,719           80,189           79,686
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  1,208,812     $    594,410     $  9,440,438     $  3,909,940     $ 45,445,213     $ 24,127,190     $ 26,646,937
     ============     ============     ============     ============     ============     ============     ============
     $  1,208,812     $    594,410     $  9,440,438     $  3,909,940     $ 45,445,213     $ 24,127,190     $ 26,646,937
     ============     ============     ============     ============     ============     ============     ============
     $      11.97     $      10.07     $      11.99     $      17.53     $      16.32     $      14.59     $      16.24
     ============     ============     ============     ============     ============     ============     ============
     $  1,043,240     $    514,247     $  9,045,645     $  3,764,451     $ 36,366,641     $ 22,457,663     $ 22,042,492
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 1998

                                                           JANUS ASPEN          MFS
                                                              SERIES           GROWTH
                                                            WORLDWIDE           WITH              MFS
                                                              GROWTH       INCOME SERIES    RESEARCH SERIES
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 52,369,115     $    800,195     $    747,428

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges.............................................        168,961            1,981            1,773
                                                           ------------     ------------     ------------
      Total equity......................................   $ 52,200,154     $    798,214     $    745,655
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      3,276,355; 74,422; 69,683, respectively...........   $ 52,200,154     $    798,214     $    745,655
                                                           ============     ============     ============
    Variable accumulation
      unit value........................................   $      15.93     $      10.73     $      10.70
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 43,820,129     $    718,679     $    677,951
                                                           ============     ============     ============

                                                          MORGAN STANLEY      T. ROWE          VAN ECK
                                                             EMERGING          PRICE          WORLDWIDE
                                                             MARKETS           EQUITY            HARD
                                                              EQUITY           INCOME           ASSETS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  3,123,310     $  1,722,893     $     53,007

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges.............................................         10,387            4,915              149
                                                           ------------     ------------     ------------
      Total equity......................................   $  3,112,923     $  1,717,978     $     52,858
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      420,018; 168,232; 6,748, respectively.............   $  3,112,923     $  1,717,978     $     52,858
                                                           ============     ============     ============
    Variable accumulation
      unit value........................................   $       7.41     $      10.21     $       7.83
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  4,461,319     $  1,664,604     $     53,328
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    299,015     $  1,692,569     $    348,200
  Mortality and expense risk charges........................     (3,482,639)        (430,380)         (89,056)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................     (3,183,624)       1,262,189          259,144
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      7,050,113       56,470,594          790,111
  Cost of investments sold..................................     (3,258,315)     (56,470,276)        (763,198)
                                                               ------------     ------------     ------------
      Net realized gain on investments......................      3,791,798              318           26,913
  Realized gain distribution received.......................      3,109,708               --          251,585
  Change in unrealized appreciation (depreciation) on
    investments.............................................     82,782,048             (142)        (418,915)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................     89,683,554              176         (140,417)
                                                               ------------     ------------     ------------
  Increase (decrease) attributable to funds of New York Life
    Insurance and Annuity Corporation
    retained by Separate Account............................       (215,731)          (3,927)            (165)
                                                               ------------     ------------     ------------
      Net increase (decrease) in total equity resulting
        from operations.....................................   $ 86,284,199     $  1,258,438     $    118,562
                                                               ============     ============     ============


                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY        & GROWTH(a)        VALUE(a)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 2,154,472      $    10,135      $     4,604
  Mortality and expense risk charges........................    (2,238,331)          (7,082)          (3,549)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (83,859)           3,053            1,055
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,380,571           89,073          213,305
  Cost of investments sold..................................    (1,615,459)         (93,006)        (217,489)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............     1,765,112           (3,933)          (4,184)
  Realized gain distribution received.......................     2,091,944               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    37,074,539          224,380           66,281
                                                               -----------      -----------      -----------
      Net gain on investments...............................    40,931,595          220,447           62,097
                                                               -----------      -----------      -----------
  Decrease attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account............................      (116,185)            (498)            (169)
                                                               -----------      -----------      -----------
      Net increase in total equity resulting
        from operations.....................................   $40,731,551      $   223,002      $    62,983
                                                               ===========      ===========      ===========


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $  1,280,788     $  8,288,836     $    183,370     $  3,379,980     $  1,004,418     $  1,484,821     $    786,889
         (347,912)      (1,129,986)         (95,419)      (2,060,737)        (827,542)        (315,550)      (1,139,045)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          932,876        7,158,850           87,951        1,319,243          176,876        1,169,271         (352,156)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        5,463,577        6,119,355        1,725,296        6,267,554        3,472,164        2,518,425        2,428,037
       (5,236,046)      (5,589,152)      (1,563,226)      (3,927,210)      (2,524,325)      (2,276,105)      (1,698,178)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          227,531          530,203          162,070        2,340,344          947,839          242,320          729,859
               --          272,310               --        4,901,826        5,122,069          728,847        7,999,586
          749,621       (7,444,766)       1,170,103       28,402,927      (10,645,041)        (364,944)      11,398,057
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          977,152       (6,642,253)       1,332,173       35,645,097       (4,575,133)         606,223       20,127,502
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (4,689)            (806)          (5,386)         (92,193)           6,225           (4,431)         (55,514)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  1,905,339     $    515,791     $  1,414,738     $ 36,872,147     $ (4,392,032)    $  1,771,063     $ 19,719,832
     ============     ============     ============     ============     ============     ============     ============


     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
      EQUITY(a)        GROWTH(a)      CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
     $        775     $         --     $         --     $     87,220     $    149,720     $    171,051     $    662,112
           (4,210)          (2,015)         (97,051)         (41,994)        (410,314)        (244,093)        (199,404)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           (3,435)          (2,015)         (97,051)          45,226         (260,594)         (73,042)         462,708
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          117,169           30,934          999,506          767,377          683,000        1,108,575          682,710
         (117,456)         (39,509)      (1,031,550)        (672,009)        (557,617)        (984,103)        (548,080)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
             (287)          (8,575)         (32,044)          95,368          125,383          124,472          134,630
               --               --        1,006,278          195,605        1,101,515          608,742          100,170
          169,046           81,810          110,639           93,747        7,416,548          820,662        4,220,920
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          168,759           73,235        1,084,873          384,720        8,643,446        1,553,876        4,455,720
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
             (381)            (201)          (3,922)          (1,100)         (22,413)          (5,849)         (12,712)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    164,943     $     71,019     $    983,900     $    428,846     $  8,360,439     $  1,474,985     $  4,905,716
     ============     ============     ============     ============     ============     ============     ============


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 1998


                                                              JANUS ASPEN            MFS
                                                                 SERIES             GROWTH
                                                               WORLDWIDE             WITH                 MFS
                                                                 GROWTH        INCOME SERIES(a)    RESEARCH SERIES(a)
                                                             ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $ 1,113,054         $       --           $       --
  Mortality and expense risk charges.......................      (518,752)            (2,313)              (2,180)
                                                              -----------         ----------           ----------
      Net investment income (loss).........................       594,302             (2,313)              (2,180)
                                                              -----------         ----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................     1,805,340            126,594               37,421
  Cost of investments sold.................................    (1,359,451)          (138,052)             (42,030)
                                                              -----------         ----------           ----------
      Net realized gain (loss) on investments..............       445,889            (11,458)              (4,609)
  Realized gain distribution received......................       445,238                 --                   --
  Change in unrealized appreciation (depreciation) on
    investments............................................     7,211,850             81,516               69,477
                                                              -----------         ----------           ----------
      Net gain on investments..............................     8,102,977             70,058               64,868
                                                              -----------         ----------           ----------
  Decrease attributable to funds of New York Life Insurance
    and Annuity Corporation
    retained by Separate Account...........................       (27,437)              (142)                (146)
                                                              -----------         ----------           ----------
      Net increase in total equity resulting
        from operations....................................   $ 8,669,842         $   67,603           $   62,542
                                                              ===========         ==========           ==========



                                                              MORGAN STANLEY        T. ROWE              VAN ECK
                                                                 EMERGING            PRICE              WORLDWIDE
                                                                 MARKETS             EQUITY                HARD
                                                                  EQUITY           INCOME(a)            ASSETS(a)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    17,116         $   14,841           $       --
  Mortality and expense risk charges........................       (44,337)            (6,423)                (266)
                                                               -----------         ----------           ----------
      Net investment income (loss)..........................       (27,221)             8,418                 (266)
                                                               -----------         ----------           ----------
REALIZED AND UNREALIZED LOSS:
  Proceeds from sale of investments.........................     1,255,583            124,198              161,829
  Cost of investments sold..................................    (1,678,569)          (134,752)            (164,763)
                                                               -----------         ----------           ----------
      Net realized loss on investments......................      (422,986)           (10,554)              (2,934)
  Realized gain distribution received.......................            --             44,707                   --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (607,781)            58,289                 (321)
                                                               -----------         ----------           ----------
      Net gain (loss) on investments........................    (1,030,767)            92,442               (3,255)
                                                               -----------         ----------           ----------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account............................         1,712               (214)                  (1)
                                                               -----------         ----------           ----------
      Net increase (decrease) in total equity resulting
        from operations.....................................   $(1,056,276)        $  100,646           $   (3,522)
                                                               ===========         ==========           ==========


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1998
and December 31, 1997



                                                       MAINSTAY VP                                 MAINSTAY VP
                                                  CAPITAL APPRECIATION                           CASH MANAGEMENT
                                           -----------------------------------         -----------------------------------
                                               1998                  1997                  1998                  1997
                                           -------------------------------------------------------------------------------

INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........   $  (3,183,624)        $  (2,475,436)        $   1,262,189         $   1,031,647
    Net realized gain (loss) on
      investments.......................       3,791,798             2,543,718                   318                   183
    Realized gain distribution
      received..........................       3,109,708             2,984,667                    --                    --
    Change in unrealized appreciation
      (depreciation) on investments.....      82,782,048            33,808,820                  (142)                  125
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account..................        (215,731)              (69,865)               (3,927)               (1,788)
                                           -------------         -------------         -------------         -------------
      Net increase in total equity
        resulting from operations.......      86,284,199            36,791,904             1,258,438             1,030,167
                                           -------------         -------------         -------------         -------------
  Contributions and withdrawals:
    Policyowners' premium payments......      18,241,304            17,283,267           211,670,331           221,468,721
    Policyowners' surrenders............     (11,418,251)           (7,420,904)           (1,520,019)           (2,149,399)
    Policyowners' annuity and death
      benefits..........................        (562,778)             (496,971)              (43,403)              (12,026)
    Net transfers from (to) Fixed
      Account...........................      (1,475,351)             (634,517)          (18,195,522)          (21,745,282)
    Transfers between Investment
      Divisions.........................      23,576,033            23,244,461          (186,549,218)         (189,074,178)
                                           -------------         -------------         -------------         -------------
      Net contributions and
        withdrawals.....................      28,360,957            31,975,336             5,362,169             8,487,836
                                           -------------         -------------         -------------         -------------
        Increase (decrease) in total
          equity........................     114,645,156            68,767,240             6,620,607             9,518,003
TOTAL EQUITY:
    Beginning of year...................     221,974,087           153,206,847            32,098,922            22,580,919
                                           -------------         -------------         -------------         -------------
    End of year.........................   $ 336,619,243         $ 221,974,087         $  38,719,529         $  32,098,922
                                           =============         =============         =============         =============




                                                       MAINSTAY VP                                 MAINSTAY VP
                                                  INTERNATIONAL EQUITY                            TOTAL RETURN
                                           -----------------------------------         -----------------------------------
                                               1998                  1997                  1998                  1997
                                           -------------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)........   $      87,951         $     444,439         $   1,319,243         $   1,323,092
    Net realized gain on investments....         162,070                85,794             2,340,344             1,263,111
    Realized gain distribution
      received..........................              --                    --             4,901,826             2,507,716
    Change in unrealized appreciation
      (depreciation) on investments.....       1,170,103              (318,086)           28,402,927            13,467,450
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by Separate Account...............          (5,386)                  183               (92,193)              (38,300)
                                           -------------         -------------         -------------         -------------
      Net increase (decrease) in total
        equity resulting from
        operations......................       1,414,738               212,330            36,872,147            18,523,069
                                           -------------         -------------         -------------         -------------
  Contributions and withdrawals:
    Policyowners' premium payments......         537,865               756,173             9,571,382             9,496,059
    Policyowners' surrenders............        (399,366)             (235,473)           (6,831,151)           (4,771,168)
    Policyowners' annuity and death
      benefits..........................          (3,064)              (15,263)             (491,065)             (536,283)
    Net transfers from (to) Fixed
      Account...........................        (171,032)                6,221            (1,461,355)           (1,062,480)
    Transfers between Investment
      Divisions.........................        (260,945)              977,443             8,641,884             8,742,557
                                           -------------         -------------         -------------         -------------
      Net contributions and
        withdrawals.....................        (296,542)            1,489,101             9,429,695            11,868,685
                                           -------------         -------------         -------------         -------------
        Increase in total equity........       1,118,196             1,701,431            46,301,842            30,391,754
TOTAL EQUITY:
    Beginning of year...................       6,599,297             4,897,866           138,850,902           108,459,148
                                           -------------         -------------         -------------         -------------
    End of year.........................   $   7,717,493         $   6,599,297         $ 185,152,744         $ 138,850,902
                                           =============         =============         =============         =============


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     259,144   $     155,630   $     932,876   $   1,234,673   $   7,158,850   $   3,967,984
           26,913          21,905         227,531        (201,535)        530,203         241,112
          251,585         283,232              --              --         272,310       2,921,075
         (418,915)        (11,797)        749,621         809,190      (7,444,766)     (1,246,855)
             (165)         (1,344)         (4,689)         (4,567)           (806)        (16,924)
    -------------   -------------   -------------   -------------   -------------   -------------
          118,562         447,626       1,905,339       1,837,761         515,791       5,866,392
    -------------   -------------   -------------   -------------   -------------   -------------
          900,805         542,669       1,336,911       1,341,036       7,934,149       5,458,336
         (322,559)        (84,162)     (1,576,238)     (1,368,958)     (4,379,381)     (2,267,246)
          (11,958)             --        (106,290)       (104,052)       (164,271)       (110,532)
          (43,985)        (13,754)       (206,309)       (103,177)       (919,406)         87,769
        1,436,552       3,648,550       4,987,584      (2,364,157)     14,653,125      28,483,192
    -------------   -------------   -------------   -------------   -------------   -------------
        1,958,855       4,093,303       4,435,658      (2,599,308)     17,124,216      31,651,519
    -------------   -------------   -------------   -------------   -------------   -------------
        2,077,417       4,540,929       6,340,997        (761,547)     17,640,007      37,517,911
        5,299,558         758,629      24,198,166      24,959,713      73,320,405      35,802,494
    -------------   -------------   -------------   -------------   -------------   -------------
    $   7,376,975   $   5,299,558   $  30,539,163   $  24,198,166   $  90,960,412   $  73,320,405
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     176,876   $     177,790   $   1,169,271   $   1,017,320   $    (352,156)  $    (219,050)
          947,839         124,497         242,320          49,962         729,859         178,602
        5,122,069       2,307,137         728,847          56,176       7,999,586       8,962,456
      (10,645,041)      4,894,124        (364,944)        357,210      11,398,057       2,829,774
            6,225         (14,829)         (4,431)         (3,789)        (55,514)        (25,859)
    -------------   -------------   -------------   -------------   -------------   -------------
       (4,392,032)      7,488,719       1,771,063       1,476,879      19,719,832      11,725,923
    -------------   -------------   -------------   -------------   -------------   -------------
        6,012,994       4,232,629       1,983,500       1,000,361       7,050,774       5,776,378
       (2,376,387)     (1,188,146)     (1,128,119)     (1,052,054)     (3,459,980)     (2,165,671)
          (84,382)       (135,096)        (25,208)        (99,443)       (172,898)       (167,673)
         (314,390)        260,817         (39,985)        (63,468)       (631,648)         46,978
       10,524,266      18,941,073       5,954,076         975,709      16,139,884      16,644,547
    -------------   -------------   -------------   -------------   -------------   -------------
       13,762,101      22,111,277       6,744,264         761,105      18,926,132      20,134,559
    -------------   -------------   -------------   -------------   -------------   -------------
        9,370,069      29,599,996       8,515,327       2,237,984      38,645,964      31,860,482
       54,198,422      24,598,426      20,025,633      17,787,649      69,410,898      37,550,416
    -------------   -------------   -------------   -------------   -------------   -------------
    $  63,568,491   $  54,198,422   $  28,540,960   $  20,025,633   $ 108,056,862   $  69,410,898
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1998
and December 31, 1997

                                                                                                 AMERICAN
                                                                                                  CENTURY
                                                       MAINSTAY VP                                INCOME
                                                      INDEXED EQUITY                             & GROWTH
                                         ----------------------------------------              -------------
                                             1998                       1997                      1998(a)
                                         ----------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).......  $     (83,859)             $     346,717              $       3,053
    Net realized gain (loss) on
      investments......................      1,765,112                    361,782                     (3,933)
    Realized gain distribution
      received.........................      2,091,944                  2,960,475                         --
    Change in unrealized appreciation
      (depreciation) on investments....     37,074,539                 20,854,191                    224,380
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account.................       (116,185)                   (43,500)                      (498)
                                         -------------              -------------              -------------
      Net increase in total equity
        resulting from operations......     40,731,551                 24,479,665                    223,002
                                         -------------              -------------              -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....     15,479,629                  9,283,406                    110,782
    Policyowners' surrenders...........     (6,529,166)                (3,655,368)                   (14,460)
    Policyowners' annuity and death
      benefits.........................       (751,119)                  (210,205)                        --
    Net transfers from (to) Fixed
      Account..........................       (647,595)                   (22,594)                    21,802
    Transfers between Investment
      Divisions........................     41,782,194                 32,489,812                  1,816,112
                                         -------------              -------------              -------------
      Net contributions and
        withdrawals....................     49,333,943                 37,885,051                  1,934,236
                                         -------------              -------------              -------------
        Increase in total equity.......     90,065,494                 62,364,716                  2,157,238
TOTAL EQUITY:
    Beginning of year..................    128,227,423                 65,862,707                         --
                                         -------------              -------------              -------------
    End of year........................  $ 218,292,917              $ 128,227,423              $   2,157,238
                                         =============              =============              =============

                                                     CALVERT                                    FIDELITY
                                                     SOCIAL                                      VIP II
                                                    BALANCED                                   CONTRAFUND
                                       -----------------------------------         -----------------------------------
                                           1998                  1997                  1998                  1997
                                       --------------------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).....  $      45,226         $      27,991         $    (260,594)        $    (103,920)
    Net realized gain on
      investments....................         95,368                26,299               125,383                17,070
    Realized gain distribution
      received.......................        195,605               100,182             1,101,515                44,746
    Change in unrealized appreciation
      (depreciation) on
      investments....................         93,747                76,729             7,416,548             1,795,628
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account...............         (1,100)                 (494)              (22,413)               (3,917)
                                       -------------         -------------         -------------         -------------
      Net increase in total equity
        resulting from operations....        428,846               230,707             8,360,439             1,749,607
                                       -------------         -------------         -------------         -------------
  Contributions and withdrawals:
    Policyowners' premium payments...        549,904               307,316             4,588,559             2,529,779
    Policyowners' surrenders.........       (131,354)              (26,289)           (1,069,525)             (193,614)
    Policyowners' annuity and death
      benefits.......................           (405)                   --               (83,742)               (3,255)
    Net transfers from (to) Fixed
      Account........................         (1,028)               (2,218)               48,263                68,020
    Transfers between Investment
      Divisions......................        958,399               805,582            13,982,982            14,518,700
                                       -------------         -------------         -------------         -------------
      Net contributions and
        withdrawals..................      1,375,516             1,084,391            17,466,537            16,919,630
                                       -------------         -------------         -------------         -------------
        Increase in total equity.....      1,804,362             1,315,098            25,826,976            18,669,237
TOTAL EQUITY:
    Beginning of year................      2,105,578               790,480            19,618,237               949,000
                                       -------------         -------------         -------------         -------------
    End of year......................  $   3,909,940         $   2,105,578         $  45,445,213         $  19,618,237
                                       =============         =============         =============         =============

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

       DREYFUS       EAGLE ASSET        LORD
        LARGE        MANAGEMENT        ABBETT              ALGER AMERICAN
       COMPANY         GROWTH        DEVELOPING                 SMALL
        VALUE          EQUITY          GROWTH              CAPITALIZATION
    -------------   -------------   -------------   -----------------------------
       1998(a)         1998(a)         1998(a)          1998            1997
    -----------------------------------------------------------------------------
    $       1,055   $      (3,435)  $      (2,015)  $     (97,051)  $     (42,024)
           (4,184)           (287)         (8,575)        (32,044)         12,767
               --              --              --       1,006,278         107,111
           66,281         169,046          81,810         110,639         313,020
             (169)           (381)           (201)         (3,922)         (1,063)
    -------------   -------------   -------------   -------------   -------------
           62,983         164,943          71,019         983,900         389,811
    -------------   -------------   -------------   -------------   -------------
           68,506         113,841          27,869         806,598         554,447
           (7,599)         (7,289)         (1,772)       (482,817)        (85,204)
               --              --              --            (976)           (107)
           78,028            (116)             --         (29,157)         35,666
          756,995         937,433         497,294       2,364,349       4,377,981
    -------------   -------------   -------------   -------------   -------------
          895,930       1,043,869         523,391       2,657,997       4,882,783
    -------------   -------------   -------------   -------------   -------------
          958,913       1,208,812         594,410       3,641,897       5,272,594
               --              --              --       5,798,541         525,947
    -------------   -------------   -------------   -------------   -------------
    $     958,913   $   1,208,812   $     594,410   $   9,440,438   $   5,798,541
    =============   =============   =============   =============   =============

                                                                             JANUS ASPEN
              FIDELITY                       JANUS ASPEN                       SERIES
                 VIP                           SERIES                         WORLDWIDE
            EQUITY-INCOME                     BALANCED                         GROWTH
    -----------------------------   -----------------------------   -----------------------------
        1998            1997            1998            1997            1998            1997
    ---------------------------------------------------------------------------------------------
    $     (73,042)  $     (47,157)  $     462,708   $      87,823   $     594,302   $     (11,814)
          124,472           7,813         134,630          17,617         445,889          16,432
          608,742          63,085         100,170           4,553         445,238          67,264
          820,662         927,663       4,220,920         464,904       7,211,850       1,328,505
           (5,849)         (1,663)        (12,712)         (1,422)        (27,437)         (3,757)
    -------------   -------------   -------------   -------------   -------------   -------------
        1,474,985         949,741       4,905,716         573,475       8,669,842       1,396,630
    -------------   -------------   -------------   -------------   -------------   -------------
        2,921,781       1,272,681       2,628,138         920,259       4,973,084       3,626,051
         (772,229)       (132,003)       (485,681)       (122,827)     (1,463,664)       (306,921)
          (24,544)         (8,989)         (2,969)        (48,121)        (42,304)         (6,683)
           53,767          49,560        (123,106)         41,510         (39,724)        195,389
       10,031,734       7,776,259      12,375,939       5,584,736      13,067,884      21,087,779
    -------------   -------------   -------------   -------------   -------------   -------------
       12,210,509       8,957,508      14,392,321       6,375,557      16,495,276      24,595,615
    -------------   -------------   -------------   -------------   -------------   -------------
       13,685,494       9,907,249      19,298,037       6,949,032      25,165,118      25,992,245
       10,441,696         534,447       7,348,900         399,868      27,035,036       1,042,791
    -------------   -------------   -------------   -------------   -------------   -------------
    $  24,127,190   $  10,441,696   $  26,646,937   $   7,348,900   $  52,200,154   $  27,035,036
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1998
and December 31, 1997

                                               MFS
                                             GROWTH
                                              WITH               MFS
                                          INCOME SERIES    RESEARCH SERIES
                                         ---------------   ---------------
                                             1998(a)           1998(a)
                                         ---------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment loss................   $      (2,313)    $      (2,180)
    Net realized loss on investments...         (11,458)           (4,609)
    Change in unrealized appreciation
      (depreciation) on investments....          81,516            69,477
    Decrease attributable to funds of
      New York Life Insurance and
      Annuity Corporation retained by
      Separate Account.................            (142)             (146)
                                          -------------     -------------
      Net increase in total equity
        resulting from operations......          67,603            62,542
                                          -------------     -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....          54,203            14,358
    Policyowners' surrenders...........          (4,445)           (1,036)
    Net transfers from Fixed Account...           1,922             8,498
    Transfers between Investment
      Divisions........................         678,931           661,293
                                          -------------     -------------
      Net contributions and
        withdrawals....................         730,611           683,113
                                          -------------     -------------
        Increase in total equity.......         798,214           745,655
TOTAL EQUITY:
    Beginning of year..................              --                --
                                          -------------     -------------
    End of year........................   $     798,214     $     745,655
                                          =============     =============

                                                MORGAN STANLEY              T. ROWE         VAN ECK
                                                   EMERGING                  PRICE         WORLDWIDE
                                                    MARKETS                 EQUITY           HARD
                                                    EQUITY                  INCOME          ASSETS
                                         -----------------------------   -------------   -------------
                                             1998            1997           1998(a)         1998(a)
                                         -------------------------------------------------------------

INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).......  $     (27,221)  $      (6,863)  $       8,418   $        (266)
    Net realized gain (loss) on
      investments......................       (422,986)         29,999         (10,554)         (2,934)
    Realized gain distribution
      received.........................             --         115,592          44,707              --
    Change in unrealized appreciation
      (depreciation) on investments....       (607,781)       (732,744)         58,289            (321)
    Increase (decrease) attributable to
      funds of New York Life Insurance
      and Annuity Corporation retained
      by
      Separate Account.................          1,712             702            (214)             (1)
                                         -------------   -------------   -------------   -------------
      Net increase (decrease) in total
        equity resulting from
        operations.....................     (1,056,276)       (593,314)        100,646          (3,522)
                                         -------------   -------------   -------------   -------------
  Contributions and withdrawals:
    Policyowners' premium payments.....        515,325         846,636         109,411           5,705
    Policyowners' surrenders...........       (204,824)        (44,611)        (10,936)             --
    Policyowners' annuity and death
      benefits.........................             --          (2,380)             --              --
    Net transfers from (to) Fixed
      Account..........................        (15,899)         48,827         153,486           1,098
    Transfers between Investment
      Divisions........................           (209)      3,360,106       1,365,371          49,577
                                         -------------   -------------   -------------   -------------
      Net contributions and
        withdrawals....................        294,393       4,208,578       1,617,332          56,380
                                         -------------   -------------   -------------   -------------
        Increase (decrease) in total
          equity.......................       (761,883)      3,615,264       1,717,978          52,858
TOTAL EQUITY:
    Beginning of year..................      3,874,806         259,542              --              --
                                         -------------   -------------   -------------   -------------
    End of year........................  $   3,112,923   $   3,874,806   $   1,717,978   $      52,858
                                         =============   =============   =============   =============

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------


NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by New York Life Insurance and Annuity Corporation. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., both of which are wholly-owned subsidiaries of NYLIFE Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts.


  The assets of Separate Account-I and Separate Account-II are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

  Separate Account-I and Separate Account-II offer the following twenty-six variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth With Income Series, MFS Research Series, Morgan Stanley Emerging Markets Equity, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding Eligible Portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of Separate Account-I or Separate Account-II in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of New York Life Insurance and Annuity Corporation.

  No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A

    t December 31, 1998, the investments of Separate Account-I and Separate Account-II are as follows:

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................       11,960           41,275              996
Identified cost*............................................     $192,653         $ 41,275         $ 10,906
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................       11,033           38,840              716
Identified cost*............................................     $183,326         $ 38,840         $  7,833

                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY          & GROWTH          VALUE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        9,444              308              127
Identified cost*............................................     $161,184         $  3,014         $  1,200
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        8,461              198               94
Identified cost*............................................     $147,934         $  1,938         $    895

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 1998, was as follows:

                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $ 31,586         $ 68,806         $  4,312
Proceeds from sales.........................................       16,542           57,548              961
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $ 35,519         $ 63,115         $  3,267
Proceeds from sales.........................................        7,050           56,471              790

                                                                                  AMERICAN         DREYFUS
                                                               MAINSTAY VP        CENTURY           LARGE
                                                                 INDEXED           INCOME          COMPANY
                                                                  EQUITY        & GROWTH(A)        VALUE(A)
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $ 53,993         $  3,339         $  1,427
Proceeds from sales.........................................        8,236              306              201
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $ 54,942         $  2,031         $  1,113
Proceeds from sales.........................................        3,381               89              213

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
          4,394           13,596              840           10,938            5,446            2,791            5,334
       $ 44,326         $161,168         $  9,147         $145,470         $ 78,938         $ 37,419         $106,953
          2,984            8,359              625            9,293            4,571            2,164            4,591
       $ 30,013         $ 99,033         $  6,847         $125,272         $ 66,843         $ 29,038         $ 92,383

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
             65               95              273            1,651            1,910            1,100            1,309
       $    667         $    754         $ 11,423         $  3,401         $ 36,870         $ 26,480         $ 24,187
            103               65              215            1,835            1,865              952            1,188
       $  1,043         $    514         $  9,046         $  3,764         $ 36,367         $ 22,458         $ 22,042

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
       $ 17,667         $ 41,250         $  1,364         $ 23,071         $ 21,918         $ 13,236         $ 30,787
          8,952           16,450            1,680           12,108            7,022            3,457            6,343
       $ 10,847         $ 30,739         $  1,518         $ 21,983         $ 22,592         $ 11,183         $ 29,082
          5,464            6,119            1,725            6,268            3,472            2,518            2,428

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
      EQUITY(A)        GROWTH(A)      CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
       $    703         $    835         $  5,937         $  1,958         $ 17,497         $ 16,930         $ 16,278
             29               67            1,915              989            2,794            5,089            1,595
       $  1,161         $    554         $  4,576         $  2,389         $ 19,056         $ 13,901         $ 15,684
            117               31            1,000              767              683            1,109              683

--------------------------------------------------------------------------------

                                                              JANUS ASPEN              MFS
                                                                 SERIES               GROWTH
                                                               WORLDWIDE               WITH                 MFS
                                                                 GROWTH           INCOME SERIES       RESEARCH SERIES
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,914                   56                   47
Identified cost*.........................................       $ 46,287             $    999             $    804
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          1,800                   40                   39
Identified cost*.........................................       $ 43,820             $    719             $    678

                                                             MORGAN STANLEY          T. ROWE              VAN ECK
                                                                EMERGING              PRICE              WORLDWIDE
                                                                MARKETS               EQUITY                HARD
                                                                 EQUITY               INCOME               ASSETS
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            534                  101                   27
Identified cost*.........................................       $  5,460             $  1,906             $    294
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            439                   90                    6
Identified cost*.........................................       $  4,461             $  1,665             $     53

* The cost stated also represents the aggregate cost for Federal income tax purposes.


                                                              JANUS ASPEN              MFS
                                                                 SERIES               GROWTH
                                                               WORLDWIDE               WITH                 MFS
                                                                 GROWTH          INCOME SERIES(a)    RESEARCH SERIES(a)
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $ 18,130             $  1,174             $    835
Proceeds from sales......................................          3,972                  163                   29
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $ 19,402             $    857             $    720
Proceeds from sales......................................          1,805                  127                   37



                                                             MORGAN STANLEY          T. ROWE              VAN ECK
                                                                EMERGING              PRICE              WORLDWIDE
                                                                MARKETS               EQUITY                HARD
                                                                 EQUITY             INCOME(a)            ASSETS(a)
                                                           ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  1,930             $  2,232             $    321
Proceeds from sales......................................          1,327                  302                   23
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  1,523             $  1,799             $    218
Proceeds from sales......................................          1,256                  124                  162


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------


Separate Account-I and Separate Account-II are charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.30% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.


--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------


Separate Account-I and Separate Account-II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5-- Cost to Policyowners (in 000's):
--------------------------------------------------------------------------------


At December 31, 1998, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:


                                                               MAINSTAY VP       MAINSTAY VP
                                                                 CAPITAL             CASH          MAINSTAY VP
                                                               APPRECIATION       MANAGEMENT       CONVERTIBLE
                                                              --------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $177,516          $ 36,768          $  9,448
Accumulated net investment income (loss)....................       (9,474)            4,378               585
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................       23,797                --               841
Unrealized appreciation (depreciation) on investments.......      173,467                --              (607)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......         (391)              (10)               (2)
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $364,915          $ 41,136          $ 10,265
                                                                 ========          ========          ========

                                                                                   AMERICAN          DREYFUS
                                                               MAINSTAY VP         CENTURY            LARGE
                                                                 INDEXED            INCOME           COMPANY
                                                                  EQUITY           & GROWTH           VALUE
                                                              --------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $140,458          $  3,023          $  1,222
Accumulated net investment income (loss)....................        1,605                 3                 1
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................       18,534               (19)              (26)
Unrealized appreciation (depreciation) on investments.......       83,294               344               103
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......         (241)               (1)               --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $243,650          $  3,350          $  1,300
                                                                 ========          ========          ========

                                                               MAINSTAY VP       MAINSTAY VP
                                                                 CAPITAL             CASH          MAINSTAY VP
                                                               APPRECIATION       MANAGEMENT       CONVERTIBLE
                                                              --------------------------------------------------
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $176,852          $ 34,787          $  6,805
Accumulated net investment income (loss)....................       (7,875)            3,942               420
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................       13,576                --               584
Unrealized appreciation (depreciation) on investments.......      154,403                --              (431)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......         (337)               (9)               (1)
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $336,619          $ 38,720          $  7,377
                                                                 ========          ========          ========

                                                                                   AMERICAN          DREYFUS
                                                               MAINSTAY VP         CENTURY            LARGE
                                                                 INDEXED            INCOME           COMPANY
                                                                  EQUITY           & GROWTH           VALUE
                                                              --------------------------------------------------
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $132,260          $  1,933          $    896
Accumulated net investment income (loss)....................        1,411                 3                 1
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................       13,730                (3)               (4)
Unrealized appreciation (depreciation) on investments.......       71,093               224                66
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......         (201)               --                --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $218,293          $  2,157          $    959
                                                                 ========          ========          ========

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
       $ 34,984         $129,783         $  7,712         $119,436         $ 66,192         $ 30,213         $ 75,974
         10,548           22,076            1,115            7,131              573            5,650             (653)
         (1,325)           8,881              292           18,400           11,931            1,454           31,332
            788          (12,743)           1,263           73,185           (2,936)            (502)          19,009
            (26)             (47)              (8)            (210)             (20)             (16)            (119)
       --------         --------         --------         --------         --------         --------         --------
       $ 44,969         $147,950         $ 10,374         $217,942         $ 75,740         $ 36,799         $125,543
       ========         ========         ========         ========         ========         ========         ========

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
       $    672         $    768         $ 10,145         $  2,777         $ 35,174         $ 24,884         $ 22,992
             (1)              (2)            (176)              99             (403)            (121)             636
             (6)             (14)           1,422              515            1,980            1,632              486
             98              121              592              127            9,805            1,482            5,261
             --               --               (6)              (1)             (29)              (9)             (16)
       --------         --------         --------         --------         --------         --------         --------
       $    763         $    873         $ 11,977         $  3,517         $ 46,527         $ 27,868         $ 29,359
       ========         ========         ========         ========         ========         ========         ========

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
       $ 23,855         $ 81,401         $  5,760         $107,041         $ 57,253         $ 23,592         $ 68,193
          6,824           12,817              783            5,571              492            4,241             (509)
           (749)           4,547              283           12,222            8,892            1,125           24,440
            626           (7,781)             897           60,487           (3,056)            (405)          16,029
            (17)             (24)              (6)            (168)             (13)             (12)             (96)
       --------         --------         --------         --------         --------         --------         --------
       $ 30,539         $ 90,960         $  7,717         $185,153         $ 63,568         $ 28,541         $108,057
       ========         ========         ========         ========         ========         ========         ========

     EAGLE ASSET          LORD            ALGER
      MANAGEMENT         ABBETT          AMERICAN         CALVERT          FIDELITY         FIDELITY       JANUS ASPEN
        GROWTH         DEVELOPING         SMALL            SOCIAL           VIP II            VIP             SERIES
        EQUITY           GROWTH       CAPITALIZATION      BALANCED        CONTRAFUND     EQUITY-INCOME       BALANCED
    -----------------------------------------------------------------------------------------------------------------
       $  1,043         $    523         $  8,065         $  3,194         $ 35,327         $ 21,701         $ 21,166
             (3)              (2)            (139)              93             (365)            (120)             554
             --               (8)           1,093              467            1,288              804              257
            169               81              425              157            9,221            1,749            4,684
             --               --               (4)              (1)             (26)              (7)             (14)
       --------         --------         --------         --------         --------         --------         --------
       $  1,209         $    594         $  9,440         $  3,910         $ 45,445         $ 24,127         $ 26,647
       ========         ========         ========         ========         ========         ========         ========

--------------------------------------------------------------------------------

                                                               JANUS ASPEN           MFS
                                                                  SERIES            GROWTH
                                                                WORLDWIDE            WITH               MFS
                                                                  GROWTH        INCOME SERIES     RESEARCH SERIES
                                                              ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $ 43,955          $  1,011          $    806
Accumulated net investment income (loss)....................          639                (3)               (3)
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................        1,547               (12)               (1)
Unrealized appreciation (depreciation) on investments.......        9,399               126                91
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......          (36)               --                --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $ 55,504          $  1,122          $    893
                                                                 ========          ========          ========

                                                              MORGAN STANLEY       T. ROWE           VAN ECK
                                                                 EMERGING           PRICE           WORLDWIDE
                                                                 MARKETS            EQUITY             HARD
                                                                  EQUITY            INCOME            ASSETS
                                                              --------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $  5,705          $  1,868          $    297
Accumulated net investment gain (loss)......................          (45)                8                (1)
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................         (215)               26                (3)
Unrealized appreciation (depreciation) on investments.......       (1,661)               42               (43)
Increase attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......            2                --                --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $  3,786          $  1,944          $    250
                                                                 ========          ========          ========

                                                               JANUS ASPEN           MFS
                                                                  SERIES            GROWTH
                                                                WORLDWIDE            WITH               MFS
                                                                  GROWTH        INCOME SERIES     RESEARCH SERIES
                                                              ---------------------------------------------------
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $ 42,123          $    730          $    683
Accumulated net investment income (loss)....................          586                (2)               (2)
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................          974               (11)               (4)
Unrealized appreciation (depreciation) on investments.......        8,548                81                69
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......          (31)               --                --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $ 52,200          $    798          $    746
                                                                 ========          ========          ========

                                                              MORGAN STANLEY       T. ROWE           VAN ECK
                                                                 EMERGING           PRICE           WORLDWIDE
                                                                 MARKETS            EQUITY             HARD
                                                                  EQUITY            INCOME            ASSETS
                                                              --------------------------------------------------
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)...................     $  4,759          $  1,618          $     55
Accumulated net investment gain (loss)......................          (33)                8                --
Accumulated net realized gain (loss) on investments and
  realized gain distributions received......................         (277)               34                (2)
Unrealized appreciation (depreciation) on investments.......       (1,338)               58                --
Increase attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account......            2                --                --
                                                                 --------          --------          --------
Net amount applicable to Policyowners.......................     $  3,113          $  1,718          $     53
                                                                 ========          ========          ========

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


Transactions in accumulation units for the years ended December 31, 1998 and December 31, 1997, were as follows:



                                                                MAINSTAY VP                       MAINSTAY VP
                                                           CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                         -------------------------         -------------------------
                                                           1998             1997             1998             1997
                                                         -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments.......................       586              712          160,599          211,219
Units redeemed on surrenders...........................      (414)            (277)          (1,232)          (1,083)
Units redeemed on annuity and death benefits...........       (80)             (73)            (166)            (306)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      (102)             (16)         (17,959)         (25,765)
Units issued (redeemed) on transfers between
  Investment Divisions.................................       586              621         (132,918)        (182,812)
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................       576              967            8,324            1,253
Units outstanding, beginning of year...................    11,857           10,890           25,689           24,436
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................    12,433           11,857           34,013           25,689
                                                         ========         ========         ========         ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments.......................       751              886          178,668          193,703
Units redeemed on surrenders...........................      (468)            (373)          (1,281)          (1,883)
Units redeemed on annuity and death benefits...........       (24)             (25)             (37)             (10)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................       (61)             (32)         (15,327)         (19,052)
Units issued (redeemed) on transfers between
  Investment Divisions.................................       959            1,181         (157,567)        (165,341)
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................     1,157            1,637            4,456            7,417
Units outstanding, beginning of year...................    10,312            8,675           27,559           20,142
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................    11,469           10,312           32,015           27,559
                                                         ========         ========         ========         ========




                                                                MAINSTAY VP                       MAINSTAY VP
                                                           INTERNATIONAL EQUITY                  TOTAL RETURN
                                                         -------------------------         -------------------------
                                                           1998             1997             1998             1997
                                                         -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments.......................        33               67              382              428
Units redeemed on surrenders...........................       (19)             (15)            (385)            (265)
Units redeemed on annuity and death benefits...........        (3)              (8)            (108)             (92)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        (1)               1              (82)            (111)
Units issued (redeemed) on transfers between
  Investment Divisions.................................       (45)              32              368              391
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................       (35)              77              175              351
Units outstanding, beginning of year...................       751              674            9,720            9,369
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................       716              751            9,895            9,720
                                                         ========         ========         ========         ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments.......................        40               64              498              585
Units redeemed on surrenders...........................       (30)             (20)            (353)            (290)
Units redeemed on annuity and death benefits...........        --               (1)             (25)             (34)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................       (12)               1              (77)             (66)
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (19)              83              452              531
                                                         --------         --------         --------         --------
  Net increase (decrease)..............................       (21)             127              495              726
Units outstanding, beginning of year...................       553              426            7,911            7,185
                                                         --------         --------         --------         --------
Units outstanding, end of year.........................       532              553            8,406            7,911
                                                         ========         ========         ========         ========

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
      1998       1997       1998       1997       1998       1997
    ---------------------------------------------------------------
          86         91        176        108        826        933
         (18)        (8)      (146)      (100)      (426)      (190)
          (3)        (3)       (60)       (57)      (189)       (65)
         (12)        --        (13)       (52)      (125)        17
         158        402        582       (327)       748      3,395
    --------   --------   --------   --------   --------   --------
         211        482        539       (428)       834      4,090
         636        154      2,749      3,177      9,539      5,449
    --------   --------   --------   --------   --------   --------
         847        636      3,288      2,749     10,373      9,539
    ========   ========   ========   ========   ========   ========
          73         49        101        112        551        408
         (27)        (7)      (119)      (113)      (306)      (169)
          (1)        --         (8)        (9)       (12)        (8)
          (4)        (1)       (15)        (9)       (67)         7
         117        337        370       (199)     1,003      2,136
    --------   --------   --------   --------   --------   --------
         158        378        329       (218)     1,169      2,374
         452         74      1,904      2,122      5,215      2,841
    --------   --------   --------   --------   --------   --------
         610        452      2,233      1,904      6,384      5,215
    ========   ========   ========   ========   ========   ========


        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY
    -------------------   -------------------   -------------------
      1998       1997       1998       1997       1998       1997
    ---------------------------------------------------------------
         327        362        191        111        310        325
        (173)       (66)       (92)       (70)      (146)       (74)
         (36)       (24)       (23)       (31)       (23)       (11)
         (28)         9         (2)       (12)       (33)        (7)
         351      1,474        500        171        581        989
    --------   --------   --------   --------   --------   --------
         441      1,755        574        169        689      1,222
       4,277      2,522      2,249      2,080      4,307      3,085
    --------   --------   --------   --------   --------   --------
       4,718      4,277      2,823      2,249      4,996      4,307
    ========   ========   ========   ========   ========   ========
         349        273        159         87        319        318
        (139)       (76)       (90)       (91)      (156)      (118)
          (5)        (8)        (2)        (9)        (8)        (9)
         (22)        16         (3)        (6)       (29)         2
         580      1,227        471         83        723        922
    --------   --------   --------   --------   --------   --------
         763      1,432        535         64        849      1,115
       3,186      1,754      1,655      1,591      3,451      2,336
    --------   --------   --------   --------   --------   --------
       3,949      3,186      2,190      1,655      4,300      3,451
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                                            AMERICAN
                                                                            CENTURY
                                                         MAINSTAY VP         INCOME
                                                       INDEXED EQUITY       & GROWTH
                                                     -------------------   ----------
                                                       1998       1997      1998(a)
                                                     --------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................       577        483          37
Units redeemed on surrenders.......................      (244)      (130)         (1)
Units redeemed on annuity and death benefits.......       (47)       (43)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (62)       (14)         --
Units issued on transfers between
  Investment Divisions.............................     1,466      1,660         266
                                                     --------   --------    --------
  Net increase.....................................     1,690      1,956         302
Units outstanding, beginning of year...............     6,724      4,768          --
                                                     --------   --------    --------
Units outstanding, end of year.....................     8,414      6,724         302
                                                     ========   ========    ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................       604        453          11
Units redeemed on surrenders.......................      (254)      (176)         (1)
Units redeemed on annuity and death benefits.......       (29)       (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (27)        (1)          2
Units issued on transfers between
  Investment Divisions.............................     1,629      1,567         182
                                                     --------   --------    --------
  Net increase.....................................     1,923      1,833         194
Units outstanding, beginning of year...............     5,616      3,783          --
                                                     --------   --------    --------
Units outstanding, end of year.....................     7,539      5,616         194
                                                     ========   ========    ========

                                                           CALVERT              FIDELITY
                                                           SOCIAL                VIP II
                                                          BALANCED             CONTRAFUND
                                                     -------------------   -------------------
                                                       1998       1997       1998       1997
                                                     -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................        17          7        275        245
Units redeemed on surrenders.......................        (7)        (2)       (48)        (8)
Units redeemed on annuity and death benefits.......        (2)        --         (8)        (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --         --         --         13
Units issued on transfers between
  Investment Divisions.............................        39         80        733      1,356
                                                     --------   --------   --------   --------
  Net increase.....................................        47         85        952      1,604
Units outstanding, beginning of year...............       154         69      1,844        240
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       201        154      2,796      1,844
                                                     ========   ========   ========   ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................        33         22        328        216
Units redeemed on surrenders.......................        (8)        (2)       (75)       (16)
Units redeemed on annuity and death benefits.......        --         --         (6)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --         --          3          6
Units issued on transfers between
  Investment Divisions.............................        60         57        993      1,245
                                                     --------   --------   --------   --------
  Net increase.....................................        85         77      1,243      1,451
Units outstanding, beginning of year...............       138         61      1,542         91
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       223        138      2,785      1,542
                                                     ========   ========   ========   ========

(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


    DREYFUS    EAGLE ASSET      LORD             ALGER
     LARGE     MANAGEMENT      ABBETT          AMERICAN
    COMPANY      GROWTH      DEVELOPING          SMALL
     VALUE       EQUITY        GROWTH       CAPITALIZATION
    --------   -----------   ----------   -------------------
    1998(a)      1998(a)      1998(a)       1998       1997
    ---------------------------------------------------------
         16           13            11          84        128
         --           --            --         (21)        (4)
         --           --            --         (18)        (1)
          1           --            --          --          3
        108           51            76         232        467
    --------    --------      --------    --------   --------
        125           64            87         277        593
         --           --            --         722        129
    --------    --------      --------    --------   --------
        125           64            87         999        722
    ========    ========      ========    ========   ========
          7           12             3          73         56
         (1)          (1)           --         (44)        (8)
         --           --            --          --         --
          8           --            --          (3)         3
         77           90            56         210        445
    --------    --------      --------    --------   --------
         91          101            59         236        496
         --           --            --         551         55
    --------    --------      --------    --------   --------
         91          101            59         787        551
    ========    ========      ========    ========   ========


                                                    JANUS ASPEN
         FIDELITY             JANUS ASPEN             SERIES
            VIP                 SERIES               WORLDWIDE
       EQUITY-INCOME           BALANCED               GROWTH
    -------------------   -------------------   -------------------
      1998       1997       1998       1997       1998       1997
    ---------------------------------------------------------------
         262        186        184        124        352        351
         (46)        (7)       (29)        (5)       (65)       (17)
          (4)        (2)        (8)        --        (14)        (6)
          (4)         6         (5)         5         (3)        25
         549        878        869        584        589      2,023
    --------   --------   --------   --------   --------   --------
         757      1,061      1,011        708        859      2,376
       1,138         77        802         94      2,632        256
    --------   --------   --------   --------   --------   --------
       1,895      1,138      1,813        802      3,491      2,632
    ========   ========   ========   ========   ========   ========
         208        106        189         80        343        304
         (55)       (10)       (35)       (10)      (101)       (24)
          (2)        (1)        --         (4)        (3)        (1)
           3          4        (10)         3         (4)        16
         711        638        897        492        882      1,764
    --------   --------   --------   --------   --------   --------
         865        737      1,041        561      1,117      2,059
         788         51        600         39      2,159        100
    --------   --------   --------   --------   --------   --------
       1,653        788      1,641        600      3,276      2,159
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                          MFS
                                                        Growth
                                                         With              MFS
                                                     Income Series   Research Series
                                                     -------------   ---------------
                                                        1998(a)          1998(a)
                                                     -------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................          21               17
Units redeemed on surrenders.......................          (1)              --
Units issued on net transfers from Fixed Account...          --                1
Units issued on transfers between
  Investment Divisions.............................          87               64
                                                       --------         --------
  Net increase.....................................         107               82
Units outstanding, beginning of year...............          --               --
                                                       --------         --------
Units outstanding, end of year.....................         107               82
                                                       ========         ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................           5                2
Units issued on net transfers from Fixed Account...          --                1
Units issued on transfers between
  Investment Divisions.............................          69               67
                                                       --------         --------
  Net increase.....................................          74               70
Units outstanding, beginning of year...............          --               --
                                                       --------         --------
Units outstanding, end of year.....................          74               70
                                                       ========         ========


                                                       MORGAN STANLEY      T. ROWE     VAN ECK
                                                          EMERGING          PRICE     WORLDWIDE
                                                           MARKETS          EQUITY      HARD
                                                           EQUITY           INCOME     ASSETS
                                                     -------------------   --------   ---------
                                                       1998       1997     1998(a)     1998(a)
                                                     ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on premium payments...................        72         61        26           1
Units redeemed on surrenders.......................       (13)        (3)       (1)         --
Units redeemed on annuity and death benefits.......        (8)        (1)       --          --
Units issued on net transfers from
  Fixed Account....................................        --          1        11          --
Units issued on transfers between
  Investment Divisions.............................        12        316       156          31
                                                     --------   --------   --------   --------
  Net increase.....................................        63        374       192          32
Units outstanding, beginning of year...............       452         78        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       515        452       192          32
                                                     ========   ========   ========   ========
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on premium payments...................        62         74        11           1
Units redeemed on surrenders.......................       (25)        (4)       (1)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         4        16          --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (6)       291       142           6
                                                     --------   --------   --------   --------
  Net increase.....................................        29        365       168           7
Units outstanding, beginning of year...............       391         26        --          --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       420        391       168           7
                                                     ========   ========   ========   ========


(a) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 7--Selected Per Unit Data+:
--------------------------------------------------------------------------------


The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of Separate Account-I and Separate Account-II:



                                                                            MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                            -------------------------------------------
                                                             1998      1997     1996     1995     1994
                                                            -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $21.53    $17.66   $15.07   $11.24   $11.91
Net investment income (loss)............................     (0.29)    (0.26)   (0.20)   (0.10)   (0.08)
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      8.11      4.13     2.79     3.93    (0.59)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $29.35    $21.53   $17.66   $15.07   $11.24
                                                            ======    ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $21.53    $17.66   $15.07   $11.24   $11.91
Net investment income (loss)............................     (0.29)    (0.26)   (0.20)   (0.10)   (0.08)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).........................................      8.11      4.13     2.79     3.93    (0.59)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $29.35    $21.53   $17.66   $15.07   $11.24
                                                            ======    ======   ======   ======   ======


                                                                            MAINSTAY VP
                                                                            GOVERNMENT
                                                            -------------------------------------------
                                                             1998      1997     1996     1995     1994
                                                            -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.71    $11.76   $11.65   $10.11   $10.44
Net investment income...................................      0.47      0.61     0.57     0.68     0.68
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      0.50      0.34    (0.46)    0.86    (1.01)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $13.68    $12.71   $11.76   $11.65   $10.11
                                                            ======    ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.71    $11.76   $11.65   $10.11   $10.44
Net investment income...................................      0.46      0.62     0.58     0.68     0.70
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      0.51      0.33    (0.47)    0.86    (1.03)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $13.68    $12.71   $11.76   $11.65   $10.11
                                                            ======    ======   ======   ======   ======


                                                                            MAINSTAY VP
                                                                           TOTAL RETURN
                                                            -------------------------------------------
                                                             1998      1997     1996     1995     1994
                                                            -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $17.55    $15.10   $13.65   $10.77   $11.37
Net investment income...................................      0.15      0.17     0.14     0.20     0.22
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      4.33      2.28     1.31     2.68    (0.82)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $22.03    $17.55   $15.10   $13.65   $10.77
                                                            ======    ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $17.55    $15.10   $13.65   $10.77   $11.37
Net investment income...................................      0.16      0.18     0.16     0.21     0.24
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      4.32      2.27     1.29     2.67    (0.84)
                                                            ------    ------   ------   ------   ------
Unit value, end of year.................................    $22.03    $17.55   $15.10   $13.65   $10.77
                                                            ======    ======   ======   ======   ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP                             MAINSTAY VP
                    CASH MANAGEMENT                           CONVERTIBLE
    -----------------------------------------------   ---------------------------
     1998      1997      1996      1995      1994      1998      1997     1996(b)
    -----------------------------------------------------------------------------
    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $11.76    $10.32    $10.00
      0.04      0.04      0.04      0.04      0.03      0.46      0.49      0.15
      0.01        --        --        --        --     (0.09)     0.95      0.17
    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.21    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $12.13    $11.76    $10.32
    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $ 1.01    $11.73    $10.29    $10.00
      0.04      0.04      0.04      0.04      0.03      0.46      0.52      0.15
      0.01        --        --        --        --     (0.10)     0.92      0.14
    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.21    $ 1.16    $ 1.12    $ 1.08    $ 1.04    $12.09    $11.73    $10.29
    ======    ======    ======    ======    ======    ======    ======    ======


                 MAINSTAY VP                             MAINSTAY VP
                 HIGH YIELD                             INTERNATIONAL
               CORPORATE BOND                              EQUITY
    -------------------------------------   -------------------------------------
     1998      1997      1996     1995(a)    1998      1997      1996     1995(a)
    -----------------------------------------------------------------------------
    $14.08    $12.62    $10.91    $10.00    $11.92    $11.48    $10.53    $10.00
      1.12      0.96      0.81      0.76      0.16      0.82      0.71      0.91
     (0.94)     0.50      0.90      0.15      2.41     (0.38)     0.24     (0.38)
    ------    ------    ------    ------    ------    ------    ------    ------
    $14.26    $14.08    $12.62    $10.91    $14.49    $11.92    $11.48    $10.53
    ======    ======    ======    ======    ======    ======    ======    ======
    $14.06    $12.60    $10.89    $10.00    $11.93    $11.49    $10.53    $10.00
      1.18      0.98      0.84      0.84      0.16      0.88      0.75      1.11
     (0.99)     0.48      0.87      0.05      2.41     (0.44)     0.21     (0.58)
    ------    ------    ------    ------    ------    ------    ------    ------
    $14.25    $14.06    $12.60    $10.89    $14.50    $11.93    $11.49    $10.53
    ======    ======    ======    ======    ======    ======    ======    ======




                 MAINSTAY VP                                  MAINSTAY VP
                    VALUE                                        BOND
    -------------------------------------   -----------------------------------------------
     1998      1997      1996     1995(a)    1998      1997      1996      1995      1994
    ---------------------------------------------------------------------------------------
    $16.96    $13.98    $11.50    $10.00    $12.10    $11.18    $11.10    $ 9.51    $ 9.97
      0.03      0.07      0.10      0.13      0.60      0.64      0.63      0.71      1.18
     (0.94)     2.91      2.38      1.37      0.34      0.28     (0.55)     0.88     (1.64)
    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.05    $16.96    $13.98    $11.50    $13.04    $12.10    $11.18    $11.10    $ 9.51
    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $17.01    $14.02    $11.53    $10.00    $12.10    $11.18    $11.10    $ 9.51    $ 9.97
      0.05      0.07      0.10      0.16      0.61      0.63      0.62      0.77      1.17
     (0.96)     2.92      2.39      1.37      0.33      0.29     (0.54)     0.82     (1.63)
    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.10    $17.01    $14.02    $11.53    $13.04    $12.10    $11.18    $11.10    $ 9.51
    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                              MAINSTAY VP
                                                                                GROWTH
                                                                                EQUITY
                                                            -----------------------------------------------
                                                             1998      1997      1996      1995      1994
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $20.11    $16.07    $13.08    $10.26    $10.27
Net investment income (loss)............................     (0.10)    (0.08)    (0.02)     0.05      0.23
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      5.12      4.12      3.01      2.77     (0.24)
                                                            ------    ------    ------    ------    ------
Unit value, end of year.................................    $25.13    $20.11    $16.07    $13.08    $10.26
                                                            ======    ======    ======    ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $20.11    $16.07    $13.08    $10.26    $10.27
Net investment income (loss)............................     (0.09)    (0.07)    (0.02)     0.06      0.20
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).........................................      5.11      4.11      3.01      2.76     (0.21)
                                                            ------    ------    ------    ------    ------
Unit value, end of year.................................    $25.13    $20.11    $16.07    $13.08    $10.26
                                                            ======    ======    ======    ======    ======


                                                               LORD                 ALGER
                                                              ABBETT              AMERICAN
                                                            DEVELOPING              SMALL
                                                              GROWTH           CAPITALIZATION
                                                            ----------   ---------------------------
                                                             1998(c)      1998      1997     1996(b)
                                                            ----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................      $10.00     $10.52    $ 9.56    $10.00
Net investment income (loss)............................       (0.07)     (0.14)    (0.13)    (0.02)
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................        0.12       1.61      1.09     (0.42)
                                                              ------     ------    ------    ------
Unit value, end of year.................................      $10.05     $11.99    $10.52    $ 9.56
                                                              ======     ======    ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................      $10.00     $10.51    $ 9.56    $10.00
Net investment income (loss)............................       (0.07)     (0.14)    (0.13)    (0.02)
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................        0.14       1.62      1.08     (0.42)
                                                              ------     ------    ------    ------
Unit value, end of year.................................      $10.07     $11.99    $10.51    $ 9.56
                                                              ======     ======    ======    ======



                                                                                                  JANUS ASPEN
                                                                    JANUS ASPEN                     SERIES
                                                                      SERIES                       WORLDWIDE
                                                                     BALANCED                       GROWTH
                                                            ---------------------------   ---------------------------
                                                             1998      1997     1996(b)    1998      1997     1996(b)
                                                            ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.22    $10.14    $10.00    $12.50    $10.36    $10.00
Net investment income (loss)............................      0.40      0.28      0.17      0.21     (0.02)     0.07
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      3.57      1.80     (0.03)     3.19      2.16      0.29
                                                            ------    ------    ------    ------    ------    ------
Unit value, end of year.................................    $16.19    $12.22    $10.14    $15.90    $12.50    $10.36
                                                            ======    ======    ======    ======    ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Unit value, beginning of year...........................    $12.25    $10.16    $10.00    $12.52    $10.38    $10.00
Net investment income (loss)............................      0.42      0.30      0.21      0.22     (0.01)     0.09
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions).................      3.57      1.79     (0.05)     3.19      2.15      0.29
                                                            ------    ------    ------    ------    ------    ------
Unit value, end of year.................................    $16.24    $12.25    $10.16    $15.93    $12.52    $10.38
                                                            ======    ======    ======    ======    ======    ======


 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(c) For the period June 1, 1998 (Commencement of Operations) through December 31, 1998.

                              NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND-II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                       AMERICAN    DREYFUS   EAGLE ASSET
                                                       CENTURY      LARGE    MANAGEMENT
                      MAINSTAY VP                       INCOME     COMPANY     GROWTH
                    INDEXED EQUITY                     & GROWTH     VALUE      EQUITY
    -----------------------------------------------   ----------   -------   -----------
     1998      1997      1996      1995      1994      1998(c)     1998(c)     1998(c)
    ------------------------------------------------------------------------------------
    $22.83    $17.41    $14.41    $10.66    $10.72      $10.00     $10.00      $10.00
     (0.03)     0.06      0.09      0.15      0.14        0.02       0.03       (0.06)
      6.16      5.36      2.91      3.60     (0.20)       1.08       0.41        1.92
    ------    ------    ------    ------    ------      ------     ------      ------
    $28.96    $22.83    $17.41    $14.41    $10.66      $11.10     $10.44      $11.86
    ======    ======    ======    ======    ======      ======     ======      ======
    $22.83    $17.41    $14.41    $10.66    $10.72      $10.00     $10.00      $10.00
     (0.01)     0.07      0.10      0.15      0.13        0.02       0.02       (0.07)
      6.14      5.35      2.90      3.60     (0.19)       1.08       0.56        2.04
    ------    ------    ------    ------    ------      ------     ------      ------
    $28.96    $22.83    $17.41    $14.41    $10.66      $11.10     $10.58      $11.97
    ======    ======    ======    ======    ======      ======     ======      ======



                   CALVERT                           FIDELITY                      FIDELITY
                   SOCIAL                             VIP II                          VIP
                  BALANCED                          CONTRAFUND                   EQUITY-INCOME
    -------------------------------------   ---------------------------   ---------------------------
     1998      1997      1996     1995(a)    1998      1997     1996(b)    1998      1997     1996(b)
    -------------------------------------------------------------------------------------------------
    $15.26    $12.87    $11.58    $10.00    $12.97    $10.58    $10.00    $13.34    $10.55    $10.00
      0.22      0.30      0.25      1.54     (0.11)    (0.13)    (0.02)    (0.04)    (0.11)    (0.02)
      2.03      2.09      1.04      0.04      3.78      2.52      0.60      1.40      2.90      0.57
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $17.51    $15.26    $12.87    $11.58    $16.64    $12.97    $10.58    $14.70    $13.34    $10.55
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $15.28    $12.89    $11.59    $10.00    $12.72    $10.38    $10.00    $13.25    $10.47    $10.00
      0.23      0.29      0.39      1.34     (0.12)    (0.13)    (0.02)    (0.05)    (0.13)    (0.02)
      2.02      2.10      0.91      0.25      3.72      2.47      0.40      1.39      2.91      0.49
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $17.53    $15.28    $12.89    $11.59    $16.32    $12.72    $10.38    $14.59    $13.25    $10.47
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======



         MFS                                MORGAN STANLEY          T. ROWE    VAN ECK
       GROWTH                                  EMERGING              PRICE    WORLDWIDE
        WITH              MFS                   MARKETS             EQUITY      HARD
    INCOME SERIES   RESEARCH SERIES             EQUITY              INCOME     ASSETS
    -------------   ---------------   ---------------------------   -------   ---------
       1998(c)          1998(c)        1998      1997     1996(b)   1998(c)    1998(c)
    -----------------------------------------------------------------------------------
       $10.00           $10.00        $ 9.83    $ 9.93    $10.00    $10.00     $10.00
        (0.07)           (0.07)        (0.07)    (0.04)     0.01      0.09      (0.07)
         0.51             0.91         (2.40)    (0.06)    (0.08)     0.04      (2.22)
       ------           ------        ------    ------    ------    ------     ------
       $10.44           $10.84        $ 7.36    $ 9.83    $ 9.93    $10.13     $ 7.71
       ======           ======        ======    ======    ======    ======     ======
       $10.00           $10.00        $ 9.90    $10.00    $10.00    $10.00     $10.00
        (0.07)           (0.07)        (0.07)    (0.03)     0.02      0.10      (0.06)
         0.80             0.77         (2.42)    (0.07)    (0.02)     0.11      (2.11)
       ------           ------        ------    ------    ------    ------     ------
       $10.73           $10.70        $ 7.41    $ 9.90    $10.00    $10.21     $ 7.83
       ======           ======        ======    ======    ======    ======     ======

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced, formerly known as Calvert Socially Responsible, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS Growth With Income Series, MFS Research Series, Morgan Stanley Emerging Markets Equity, T. Rowe Price Equity Income, and Van Eck Worldwide Hard Assets Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 1998, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for each of the periods presented in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 with the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc., and the Van Eck Worldwide Insurance Trust provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 19, 1999

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               1998       1997
                                                              -------    -------
                                                                (IN MILLIONS)
                                     ASSETS
Fixed maturities
  Available for sale, at fair value                           $13,081    $12,170
  Held to maturity, at amortized cost                             725        801
Equity securities                                                 100         83
Mortgage loans                                                  1,622      1,305
Real estate                                                       116        151
Policy loans                                                      491        481
Other long-term investments                                        26         20
                                                              -------    -------
     Total investments                                         16,161     15,011

Cash and cash equivalents                                         948        773
Deferred policy acquisition costs                                 859        688
Other assets                                                      297        345
Separate account assets                                         6,852      4,315
                                                              -------    -------
     Total Assets                                             $25,117    $21,132
                                                              =======    =======
                      LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $14,709    $13,716
Future policy benefits                                            315        276
Policy claims                                                      60         55
Deferred taxes                                                    101         93
Other liabilities                                                 992        727
Separate account liabilities                                    6,792      4,303
                                                              -------    -------
     Total Liabilities                                         22,969     19,170

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        480        480
Accumulated other comprehensive income                            201        157
Retained earnings                                               1,442      1,300
                                                              -------    -------
     Total stockholder's equity                                 2,148      1,962
                                                              -------    -------
     Total liabilities and stockholder's equity               $25,117    $21,132
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               1998      1997      1996
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Universal life and annuity fees                             $  293    $  271    $  236
  Net investment income                                        1,115     1,066     1,048
  Investment gains, net                                           56       126        65
  Other income                                                   122        78        56
                                                              ------    ------    ------
     Total revenues                                            1,586     1,541     1,405
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances           784       748       723
  Policyholder benefits                                          175       141       117
  Operating expenses                                             405       352       299
                                                              ------    ------    ------
     Total expenses                                            1,364     1,241     1,139
                                                              ------    ------    ------
Income before Federal income taxes                               222       300       266
Federal income taxes:
  Current                                                         97       114       121
  Deferred                                                       (17)       (1)      (24)
                                                              ------    ------    ------
     Total Federal income taxes                                   80       113        97
                                                              ------    ------    ------
Net income                                                    $  142    $  187    $  169
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF COMPREHENSIVE INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              1998     1997      1996
                                                              -----    -----    ------
                                                                   (IN MILLIONS)
Net Income                                                    $142     $187     $ 169
  Other comprehensive income, net of tax:
     Unrealized gains on securities:
       Unrealized holding gains arising during period           79       --        --
       Unrealized holding gains arising during period,
        including reclassification adjustments                  --       89      (159)
       Less: reclassification adjustment for gains included
        in net income                                           35       --        --
                                                              ----     ----     -----
  Other comprehensive income                                    44       89      (159)
                                                              ----     ----     -----
Comprehensive income                                          $186     $276     $  10
                                                              ====     ====     =====

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               1998      1997      1996
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Stockholder's equity, beginning of year                       $1,962    $1,686    $1,676
Net Income                                                       142       187       169
Other comprehensive income                                        44        89      (159)
                                                              ------    ------    ------
Stockholder's equity, end of year                             $2,148    $1,962    $1,686
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                               1998        1997       1996
                                                              -------    --------    -------
                                                                      (IN MILLIONS)
Cash Flows from Operating Activities:
  Net income                                                  $   142    $    187    $   169
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                  2         (43)       (18)
     Net capitalization of deferred policy acquisition costs     (192)        (85)       (44)
     Universal life and annuity fees                             (198)       (202)      (188)
     Interest credited to policyholders' account balances         784         748        723
     Net realized investment gains                                (56)       (126)       (65)
     Deferred income taxes                                        (17)         (1)       (24)
     (Increase) decrease in net separate account assets           (42)         30          6
     Increase (decrease) in loaned securities                     425          --         --
     (Increase) decrease in other assets and other
      liabilities                                                 (90)        126       (127)
     Increase (decrease) in policy claims                           4          (2)       (24)
     Increase (decrease) in future policy benefits                 39          25         18
                                                              -------    --------    -------
          Net cash provided by operating activities               801         657        426
                                                              -------    --------    -------
Cash Flows from Investing Activities:
  Proceeds from sale of available for sale fixed maturities     5,325      13,378      5,787
  Proceeds from maturity of available for sale fixed
     maturities                                                 1,610       1,137      1,505
  Proceeds from sale of held to maturity fixed securities          --           3         --
  Proceeds from maturity of held to maturity fixed
     maturities                                                   102         112        141
  Proceeds from sale of equity securities                          77         140         47
  Proceeds from repayment of mortgage loans                       238         220        143
  Proceeds from sale of real estate and other invested
     assets                                                        47          40         59
  Cost of available for sale fixed maturities acquired         (7,670)    (14,391)    (7,447)
  Cost of held to maturity fixed maturities acquired              (49)       (281)       (95)
  Cost of equity securities acquired                              (83)       (163)       (43)
  Cost of mortgage loans acquired                                (558)       (413)      (280)
  Cost of real estate and other invested assets acquired          (20)        (29)       (43)
  Policy loans                                                    (10)        (17)       (29)
  Securities sold under agreements to repurchase (net)            (45)        134        (37)
                                                              -------    --------    -------
          Net cash used in investing activities                (1,036)       (130)      (292)
                                                              -------    --------    -------
Cash Flows from Financing Activities:
  Policyholders' account balances:
     Deposits                                                   1,493       1,189        929
     Withdrawals                                               (1,151)     (1,235)    (1,188)
  Net transfers from the separate accounts                         67          58         33
                                                              -------    --------    -------
          Net cash provided (used) by financing activities        409          12       (226)
                                                              -------    --------    -------
Effect of exchange rate changes on cash and cash equivalents        1          (2)         2
                                                              -------    --------    -------
Net increase (decrease) in cash and cash equivalents              175         537        (90)
                                                              -------    --------    -------
Cash and cash equivalents, beginning of year                      773         236        326
                                                              -------    --------    -------
Cash and cash equivalents, end of year                        $   948    $    773    $   236
                                                              =======    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in stockholder's equity, net of deferred taxes and related adjustments. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments that have maturities of between 91-365 days at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments hedging exposure to interest rate fluctuation on available for sale securities are accounted for at fair market value. Unrealized gains and losses are reported in stockholder's equity, net of deferred taxes and related adjustments. Amounts payable or receivable under interest rate and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Unamortized premiums are included in other assets in the balance sheet. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business and certain costs of issuing policies that vary with and are primarily related to the production of new business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. Acquisition costs for universal life and annuity contracts are amortized in proportion to

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED) estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization.

     The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in comprehensive income.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus credited interest less withdrawals and charges.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS


     NYLIAC has established separate accounts with varying investment objectives which are segregated from NYLIAC's general account and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate accounts, the liability includes interest credited to the policies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment speeds will differ from original estimates and may result in material adjustments to amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

ACCOUNTING CHANGES

     During 1997, the Financial Accounting Standard Board ("FASB") issued SFAS 130, "Reporting Comprehensive Income" which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income is defined as net income adjusted for changes in stockholder's equity resulting from events other than net income.

     This Statement was adopted for the 1998 NYLIAC financial statements. The 1997 and 1996 financial statements were not restated to report the reclassification adjustments separately from unrealized gains (losses) which arose during the period. Adoption of this Statement had no effect on reported net income or stockholder's equity.

RECENT ACCOUNTING PRONOUNCEMENTS

     The FASB recently issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (Statement). This Statement establishes new GAAP accounting and reporting standards for derivative instruments, including derivative instruments embedded in other contracts, and for hedging activities. This Statement is effective for the 2000 financial statements of the Company. NYLIAC is currently evaluating what impact, if any, this Statement will have on its financial results.

     This Statement requires that derivatives be reported in the balance sheet at their fair value, regardless of any hedging relationship that may exist. Accounting for the gains or losses resulting from changes in the values of those derivatives would depend on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria will be reported in earnings.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, or a proprietary matrix pricing model.

     At December 31, 1998 and 1997, the maturity distribution of fixed maturities was as follows (in millions):

                                                              1998                       1997
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   518      $   521       $   480      $   482
Due after one year through five years                   3,473        3,533         3,053        3,099
Due after five years through ten years                  1,804        1,885         2,156        2,230
Due after ten years                                     3,028        3,235         2,425        2,608
Asset-backed securities:
  Government or government agency                       2,080        2,121         2,271        2,324
  Other                                                 1,740        1,786         1,411        1,427
                                                      -------      -------       -------      -------
     Total Available for Sale                         $12,643      $13,081       $11,796      $12,170
                                                      =======      =======       =======      =======

HELD TO MATURITY
----------------
Due in one year or less                               $    27      $    28       $    30      $    30
Due after one year through five years                     225          291           225          239
Due after five years through ten years                    219          228           226          240
Due after ten years                                       193          207           224          238
Asset-backed securities                                    61           62            96           97
                                                      -------      -------       -------      -------
     Total Held to Maturity                           $   725      $   816       $   801      $   844
                                                      =======      =======       =======      =======

     At December 31, 1998 and 1997, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           1998
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $ 1,006        $ 45          $ 1         $ 1,050
U.S. agencies, state and municipal                     1,927          39            4           1,962
Foreign governments                                      234          22           --             256
Corporate                                              7,736         338           47           8,027
Other                                                  1,740          48            2           1,786
                                                     -------        ----          ---         -------
     Total Available for Sale                        $12,643        $492          $54         $13,081
                                                     =======        ====          ===         =======
HELD TO MATURITY
Corporate                                            $   664        $ 91          $ 1         $   754
Other                                                     61           1           --              62
                                                     -------        ----          ---         -------
     Total Held to Maturity                          $   725        $ 92          $ 1         $   816
                                                     =======        ====          ===         =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

                                                                           1997
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $ 1,066        $ 36          $ 1         $ 1,101
U.S. agencies, state and municipal                     1,946          42            2           1,986
Foreign governments                                      237          19           --             256
Corporate                                              7,136         276           12           7,400
Other                                                  1,411          20            4           1,427
                                                     -------        ----          ---         -------
     Total Available for Sale                        $11,796        $393          $19         $12,170
                                                     =======        ====          ===         =======
HELD TO MATURITY
Corporate                                            $   705        $ 42          $--         $   747
Other                                                     96           1           --              97
                                                     -------        ----          ---         -------
     Total Held to Maturity                          $   801        $ 43          $--         $   844
                                                     =======        ====          ===         =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 1998 and 1997, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  1998    $76        $27            $3           $100
  1997    $66        $25            $8           $ 83

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 1998 and 1997 is estimated to be $1,728 million and $1,408 million, respectively. Market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 1998 and 1997, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $76 million and $108 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The provision for losses on mortgage loans was $1 million and $14 million at December 31, 1998 and 1997, respectively. The activity in the specific and general reserves as of December 31, 1998 and 1997 is summarized below (in millions):

                                                              1998    1997
                                                              ----    ----
Beginning Balance                                             $14     $20
Reductions credited to operations                              (5)     (1)
Recoveries of amounts previously written-down                  (8)     (5)
                                                              ---     ---
Ending Balance                                                $ 1     $14
                                                              ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)
     Impaired mortgage loans along with specific provisions for losses as of December 31, 1998 and 1997, were as follows (in millions):

                                                              1998    1997
                                                              ----    ----
Impaired mortgage loans with provisions for losses             $--    $19
Provision for losses                                           --      (8)
                                                               --     ---
Net impaired mortgage loans                                    $--    $11
                                                               ==     ===

     NYLIAC accrues interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on problem loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 1998 and 1997, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                  1998      1997
                                                 ------    ------
Property Type:
  Office building                                $  753    $  601
  Retail                                            330       255
  Apartments                                        187       187
  Residential                                       247       172
  Other                                             105        90
                                                 ------    ------
     Total                                       $1,622    $1,305
                                                 ======    ======
Geographic Region:
  Central                                        $  359    $  250
  Pacific                                           211       145
  Middle Atlantic                                   451       426
  South Atlantic                                    418       362
  New England                                       121        73
  Other                                              62        49
                                                 ------    ------
     Total                                       $1,622    $1,305
                                                 ======    ======

REAL ESTATE

     At December 31, 1998 and 1997, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                              1998    1997
                                                              ----    ----
Investment                                                    $105    $103
Acquired through foreclosures                                   11      19
Real estate joint ventures and limited partnerships             --      29
                                                              ----    ----
     Total real estate                                        $116    $151
                                                              ====    ====

     Accumulated depreciation on real estate at December 31, 1998 and 1997, was $12 million and $8 million, respectively. Depreciation expense totaled $3 million in 1998, 1997 and 1996.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 1998, 1997 and 1996, were as follows (in millions):

                                                 1998      1997      1996
                                                ------    ------    ------
Fixed maturities                                $  972    $  961    $  920
Equity securities                                    7         6         3
Mortgage loans                                     116        96        93
Real estate                                         15        18        21
Policy loans                                        40        39        37
Other                                                9         1         6
                                                ------    ------    ------
  Gross investment income                        1,159     1,121     1,080
Investment expenses                                (44)      (55)      (32)
                                                ------    ------    ------
     Net investment income                      $1,115    $1,066    $1,048
                                                ======    ======    ======

     For the years ended December 31, 1998, 1997 and 1996, realized investment gains computed under the specific identification method are as follows (in millions):

                                             1998                      1997                       1996
                                     --------------------      ---------------------      --------------------
                                     GAINS         LOSSES      GAINS          LOSSES      GAINS         LOSSES
                                     -----         ------      -----          ------      -----         ------
Fixed maturities                     $ 87           $(29)      $172           $ (83)      $100          $ (64)
Equity securities                       7             (7)         9              (4)        22             (1)
Mortgage loans                         16             (8)        12              (8)        15            (19)
Real estate                             6             (2)         3              (2)         6             (3)
Derivative instruments                 --             --         80             (71)        46            (41)
Other                                   3            (17)        19              (1)         7             (3)
                                     ----           ----       ----           -----       ----          -----
     Subtotal                        $119           $(63)      $295           $(169)      $196          $(131)
                                     ----           ----       ----           -----       ----          -----
Investment gains, net                        $56                       $126                       $65
                                             ===                       ====                       ===

     During 1997, one fixed maturity investment that had been classified as held to maturity was sold due to credit deterioration. The investment had an amortized cost of $2,791,000, and the sale resulted in a realized gain of $14,000.

     Stockholder's equity at December 31, 1998 and 1997 includes net unrealized gains as follows (in millions):

                                                              1998    1997
                                                              ----    ----
Net unrealized gains on investments before adjustments        $472    $382
                                                              ----    ----
Related adjustments
  Deferred policy acquisition costs                           (169)   (148)
  Policyholder liabilities                                       6       7
  Deferred Federal income taxes                               (108)    (84)
                                                              ----    ----
                                                              (271)   (225)
                                                              ----    ----
Net unrealized gains on investments included in
  Stockholder's equity                                        $201    $157
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED) Changes in net unrealized gains and losses on investments were as follows
(in millions):

                                                              1998    1997
                                                              ----    ----
Unrealized gains (losses) on investments:
  Beginning of year                                           $382    $163
  End of year                                                  472     382
                                                              ----    ----
  Net change                                                    90     219
Change in related adjustments of balance sheet accounts:
  Deferred policy acquisition costs                            (21)    (88)
  Policyholder liabilities                                      (1)      5
  Deferred Federal income taxes                                (24)    (47)
                                                              ----    ----
Change in unrealized gains on investments                       44      89
Net unrealized gains on investments at beginning of year       157      68
                                                              ----    ----
Net unrealized gains on investments at end of year            $201    $157
                                                              ====    ====

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 1998 and 1997, was $6,905 million and $7,150 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $54 million and $12 million at December 31, 1998 and 1997, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     In addition, in 1997 two guaranteed, non-registered separate accounts were established for universal life insurance policies. These accounts provide a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of these separate accounts are carried at market value. At December 31, 1998, no policies had yet been issued for one of these separate accounts.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 1998, 1997 and 1996 is as follows (in millions):

                                                               1998     1997     1996
                                                              ------    -----    -----
Balance at beginning of year before adjustment for
  unrealized gains on investments                             $  836    $ 751    $ 707
Current year additions                                           286      200      151
Amortized during year                                            (94)    (115)    (107)
Balance at end of year before adjustment for
  unrealized gains on investments                              1,028      836      751
Adjustment for unrealized gains on investments                  (169)    (148)     (60)
                                                              ------    -----    -----
Balance at end of year                                        $  859    $ 688    $ 691
                                                              ======    =====    =====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows (in millions):

                                                              1998    1997
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $196    $153
  Employee and agents' benefits                                 53      49
  Other                                                         --       6
                                                              ----    ----
     Gross deferred tax assets                                 249     208
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            168     147
  Investments                                                  174     149
  Other                                                          8       5
                                                              ----    ----
     Gross deferred tax liabilities                            350     301
                                                              ----    ----
       Net deferred tax liability                             $101    $ 93
                                                              ====    ====

     The gross deferred tax asset relates to temporary differences that are expected to reverse as net ordinary deductions. Management believes that NYLIAC's taxable income in future years will be sufficient to realize the deferred tax benefits and therefore, no valuation allowance has been recorded.

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 1998, 1997 and 1996:

                                                            1998    1997    1996
                                                            ----    ----    ----
Statutory federal income tax rate                           35.0%   35.0%   35.0%
Equity base tax                                              1.7     3.3     3.2
Tax exempt income                                            (.5)    (.5)    (.7)
Other                                                        (.2)    (.1)    (.9)
                                                            ----    ----    ----
Effective tax rate                                          36.0%   37.7%   36.6%
                                                            ====    ====    ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1993. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     On April 1, 1997, NYLIAC, under the terms of an assumption reinsurance agreement, acquired certain bank owned life insurance policies that had been issued by Confederation Life Insurance Company. In conjunction with this transaction, NYLIAC recorded a liability for policyholder account balances of $278 million, and received cash of $245 million and a note receivable of $11 million. The difference of $22 million between the liability recorded and the assets received has been recorded as DAC, which will be amortized over the remaining life of the policies, assumed to be 25 years.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, commodity and market risk. These derivative financial instruments include interest rate floors and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED) Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates and other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                     1998                    1997
                                             --------------------    --------------------
                                             NOTIONAL     CREDIT     NOTIONAL     CREDIT
                                              AMOUNT     EXPOSURE     AMOUNT     EXPOSURE
                                             --------    --------    --------    --------
Interest Rate Swaps                          $125,000     $9,125     $125,000     $2,973
Floors                                       $150,000     $  748     $150,000     $  251

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 1998 are between six years, eight months and nineteen years in maturity. At December 31, 1997 such contracts were between seven years, eight months and twenty years in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                1998        1997
                                                              --------    --------
Receive - fixed swaps - Notional amount (in thousands)        $125,000    $125,000
  Average receive rate                                            6.64%       6.64%
  Average pay rate                                                5.65%       5.70%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $9,125,000 and $2,973,000 at December 31, 1998 and 1997, respectively, based on quoted market prices.

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 1998 and 1997, unamortized premiums on interest rate floors amounted to $372,000 and $447,000, respectively. Fair values of such agreements were $748,000 and $251,000 at December 31, 1998 and 1997, respectively, based on quoted market prices.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

COMMODITY RISK MANAGEMENT

     NYLIAC has certain bond investments with interest payments linked to prices of commodities such as gold and crude oil. NYLIAC has entered into commodity swaps with a total notional amount of $18,000,000 as a hedge against commodity risks in both 1998 and 1997. The credit exposure of these swaps was $1,290,000 and $3,021,000 at December 31, 1998 and 1997, respectively.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Given the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 1998 and 1997, $571 million and $659 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the balance sheet (included in other liabilities) at December 31, 1998 of $139 million ($184 million at December 31, 1997) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the balance sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. NYLIAC reimburses New York Life for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $342 million for the year ended December 31, 1998 ($247 million for 1997 and $191 million for 1996) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In 1998, NYLIAC sold a Corporate Owned Life (COLI) policy to its parent, New York Life Insurance Company, for $250 million in premium. The policy was sold on the same basis as policies sold to unrelated customers.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- ACCUMULATED OTHER COMPREHENSIVE INCOME

     Accumulated Other Comprehensive Income is as follows (in millions):

                                                         YEAR ENDED DECEMBER 31,
                                                         ------------------------
                                                         1998     1997      1996
                                                         -----    -----    ------
Unrealized gains on securities:
  Beginning balance                                      $157     $ 68     $ 227
  Current period change                                    44       89      (159)
                                                         ----     ----     -----
  Ending balance                                         $201     $157     $  68
                                                         ====     ====     =====

     The related tax effects allocated to Other Comprehensive Income are as follows (in millions):

                                                            YEAR ENDED DECEMBER 31, 1998
                                                       --------------------------------------
                                                                        TAX
                                                       BEFORE-TAX    (EXPENSE)     NET-OF-TAX
                                                         AMOUNT      OR BENEFIT      AMOUNT
                                                       ----------    ----------    ----------
Unrealized gains (losses) on securities:
  Unrealized holding gains (losses) arising during
     period                                               $123          $(44)         $79
  Less: reclassification adjustment for gains
     (losses) in net income                                 54           (19)          35
                                                          ----          ----          ---
Other Comprehensive Income                                $ 69          $(25)         $44
                                                          ====          ====          ===

NOTE 14 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Federal income taxes paid were $67 million, $126 million, and $146 million during 1998, 1997 and 1996, respectively.

     Total interest paid was $27 million, $35 million and $10 million during 1998, 1997 and 1996, respectively.

NOTE 15 -- RECONCILIATIONS BETWEEN STATUTORY ACCOUNTING AND GAAP

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The following chart reconciles NYLIAC's statutory surplus determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with stockholder's equity on a GAAP basis (in millions):

                                                      YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                      1998      1997      1996
                                                     ------    ------    ------
Statutory Surplus                                    $1,095    $1,089    $  998
                                                     ------    ------    ------
Adjustments:
  Deferred policy acquisition costs                     859       688       691
  Investment related                                    458       377       151
  Asset valuation reserve                               197       165       164
  Interest maintenance reserve                          120       105        35
  Non-admitted assets                                    66        59        31
  Policyholder liabilities                             (447)     (330)     (263)
  Deferred taxes                                       (101)      (94)      (47)
  Employee benefit liabilities                          (79)      (74)      (72)
  Other                                                 (20)      (23)       (2)
                                                     ------    ------    ------
     Total adjustments                                1,053       873       688
                                                     ------    ------    ------
Total GAAP Stockholder's Equity                      $2,148    $1,962    $1,686
                                                     ======    ======    ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 15 -- RECONCILIATIONS BETWEEN STATUTORY ACCOUNTING AND GAAP -- (CONTINUED) The following chart reconciles NYLIAC's statutory net income determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with net income on a GAAP basis (in millions):

                                                         YEAR ENDED DECEMBER 31,
                                                         ------------------------
                                                          1998     1997     1996
                                                         ------    -----    -----
Statutory Net Income                                     $  10     $134     $148
                                                         -----     ----     ----
Adjustments:
  Deferred policy acquisition costs                        192       63       44
  Investment related                                        19        7        2
  Interest maintenance reserve                              15       70        9
  Policyholder liabilities                                (110)     (84)     (62)
  Deferred taxes                                            17        1       24
  Other                                                     (1)      (4)       4
                                                         -----     ----     ----
     Total Adjustments                                     132       53       21
                                                         -----     ----     ----
GAAP Net Income                                          $ 142     $187     $169
                                                         =====     ====     ====

     Financial statements prepared on the statutory basis of accounting vary from those prepared under GAAP, primarily as follows: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses are charged to income in the year incurred, whereas under GAAP they would be deferred and amortized over the periods benefitted; (2) funds received under deposit-type contracts are reported as premium income, whereas under GAAP, such funds are recorded as a liability; (3) life insurance reserves are based on different assumptions than they are under GAAP; (4) life insurance companies are required to establish an Asset Valuation Reserve ("AVR") by a direct charge to surplus to offset potential investment losses, whereas under GAAP, the AVR is not recognized and any reserve for losses on investments would be deducted from the assets to which they relate and would be charged to income; (5) investments in fixed maturities are generally carried at amortized cost or values prescribed by the National Association of Insurance Commissioners ("NAIC"); under GAAP, investments in fixed maturities, which are available for sale or held for trading, are generally carried at market value, with changes in market value charged against equity or reflected in earnings; (6) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve and amortized into investment income over the remaining life of the investment sold, whereas under GAAP, the gains and losses are recognized in income at the time of sale; (7) deferred federal income taxes are not provided for as they are under GAAP; and (8) certain assets are considered non-admitted and are excluded from assets in the balance sheet, whereas they are included under GAAP.

     The Delaware Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 1998 and 1997 on a statutory basis, admitted assets were $23,351 million and $20,059 million respectively, and total liabilities were $22,256 million and $18,970 million, respectively, which included policy reserves of $14,626 million and $13,666 million, respectively.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. The maximum amount of dividends which can be paid by a Delaware insurance company to its stockholders may not exceed that part of its available and accumulated statutory surplus funds which is derived from net operating profits and realized capital gains. Such available and accumulated funds at December 31, 1998 were $590 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 1998 and 1997, and the results of its operations and its cash flows for the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 9, 1999

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4 , and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.
(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - previously filed as
         Exhibit 8(h) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.


(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as
         Exhibit 8(i)to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.


(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.


(9)      Opinion and Consent of Jonathan E. Gaines, Esq. - filed herewith.


(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.


(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on

         Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director
(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.



(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director


(11)     Not applicable.

(12)     Not applicable.


(13) Schedule of Computations - previously filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.


(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Seymour Sternberg                              Director
         Richard M. Kernan, Jr.                         Director
         Frederick J. Sievert                           Director and President
         George J. Trapp                                Director
         Frank M. Boccio                                Director
         Robert D. Rock                                 Director and Senior Vice President
         Howard I. Atkins                               Director, Executive Vice President and Chief Financial Officer
         Michael Gallo                                  Director, Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President
         Phillip J. Hildebrand                          Director, Senior Vice President
         Jean E. Hoysradt                               Senior Vice President
         Gary G. Benanav                                Executive Vice President and Chairman of Taiwan Branch
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Shiela K. Davidson                             Senior Vice President
         Richard D. Levy                                Senior Vice President
         Michael J. McLaughlin                          Senior Vice President and General Counsel
         Michael J. Nocera                              Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Anne F. Pollack                                Senior Vice President
         Stephen N. Steinig                             Senior Vice President and Chief Actuary
         Thomas J. Warga                                Senior Vice President and General Auditor
         Edward C. Wilson                               Senior Vice President and Chief Sales Officer
         William Cheng                                  Vice President
         Limim Chu                                      General Manager and President of Taiwan Branch
         Henry Ciapas                                   Vice President
         Patrick Colloton                               Vice President
         John A. Cullen                                 Vice President and Assistant Controller
         Lisa O. Cullity                                Vice President
         Melvin J. Feinberg                             Vice President
         Jane L. Hamrick                                Vice President and Actuary
         David A.K. Harland                             Vice President and Secretary
         Robert E. Hebron                               Vice President
         Celia J. Holtzberg                             Vice President
         Robert Hynes                                   Vice President
         Maryann L. Ingenito                            Vice President and Controller
         Himi L. Kittner                                Vice President
         David Krystel                                  Vice President
         Thomas S. McArdle                              Vice President
         Daniel J. McKillop                             Vice President
         John R. Meyer                                  Vice President
         William H. Mowat                               Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Danny Ramjit                                   Vice President and CFO Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Joel Steinberg                                 Vice President and Actuary
         Lawrence R. Stoehr                             Vice President
         Richard W. Zuccaro                             Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Aegis Technologies, Inc.(1)                                            Delaware

MainStay Institutional Funds Inc.(2)                                   Maryland

MainStay VP Series Fund, Inc.(3)                                       Maryland

New York Life Insurance and Annuity Corporation                        Delaware

New York Life Irrevocable Trust of 1996(4)                             New York                  N/A

NYLIFE Inc.                                                            New York
     Avanti Corporate Health Systems, Inc.                             Delaware
     Avanti of the District, Inc.                                      Maryland
     Avanti of New Jersey, Inc.                                        New Jersey
     Docservco, Inc.                                                   New York
     Eagle Strategies Corp.                                            Arizona
     Greystone Realty Corporation                                      Delaware
         Greystone Realty Management, Inc.                             Delaware
     MacKay-Shields Financial Corporation                              Delaware
     Madison Square Advisers, Inc.                                     Delaware
     MainStay Management, Inc.                                         Delaware
     MainStay Shareholder Services Inc.                                Delaware
     MSC Holding, Inc.                                                 Georgia                   85.43%
     Monitor Capital Advisors, Inc.                                    Delaware
     New York Life Benefit Services, Inc.                              Massachusetts


--------

         (1) A Certificate of Dissolution was filed for this Company on April 9, 1996. Pursuant to Delaware law, the Company's existence is "continued" for a period of three years following dissolution for purposes of winding up. Therefore, this Company is included here for informational purposes only.

         (2) This entity is an unaffiliated registered investment company as to which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.


         (3) New York Life serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. It is not a subsidiary of New York Life, but is included here for informational purposes only.


         (4) An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life, but is included here for informational purposes only.




------------------------------------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE Inc. subsidiaries cont.)
         ADQ Insurance Agency, Inc.                                    Massachusetts
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
              Taiyo Life Gamma Asset Management Ltd(5)                 Japan                     16.7%
     New York Life International Investment Asia Ltd.                  Mauritius
     New York Life International, Inc.                                 Delaware
         New York Life Worldwide Capital, Inc.                         Delaware
         New York Life Worldwide Development, Inc.                     Delaware
         New York Life Worldwide (Bermuda) Ltd.                        Bermuda
         New York Life Insurance Worldwide Ltd.                        Bermuda
         New York Life (U.K.) Ltd.(6)                                  United Kingdom            99.97%
              Life Assurance Holding Corporation Limited               United Kingdom            23%
                  Windsor Life Assurance Company Limited               United Kingdom
              Windsor Construction Company Limited                     United Kingdom
         KOHAP New York Life Insurance Ltd.                            South Korea               51%
         P.T. Asuransi Jiwa Sewu-New York Life                         Indonesia                 50.2%
         GEO New York Life, S.A.                                       Mexico                    49%
     New York Life Trust Company                                       New York
     NYLIFE Administration Corp.                                       Texas
     NYLIFE Depositary Corporation                                     Delaware
         NYLIFE Structured Asset Management Company Ltd.               Texas                     16.67%; NYLIFE
                                                                                                 SFD Holding Inc.
                                                                                                 owns the remaining
                                                                                                 83.33%
     NYLIFE Distributors Inc.                                          Delaware
     NYLIFE HealthCare Management, Inc.                                Delaware
         Express Scripts, Inc.                                         Delaware                  44.8% of total
                                                                                                 combined stock and
                                                                                                 89.1% of the voting
                                                                                                 rights
              Express Scripts Vision Corporation                       Delaware
              Great Plains Reinsurance Company                         Arizona
              Practice Patterns Science, Inc.                          Delaware                  80%
              ESI Canada Holdings, Inc.                                Canada
                  ESI Canada, Inc.                                     Canada
              IVTx of Houston, Inc.                                    Texas
              IVTx of Dallas, Inc.                                     Texas
              PhyNet, Inc.                                             Delaware


--------

         (5) Based on the percentage of ownership as well as the lack of "control" by New York Life over management or policies of this company, this entity is not considered a subsidiary of New York Life but is included here for informational purposes only.

         (6) One share is held by NYLIFE, Inc., a Nominee, as required by British law.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE Inc. subsidiaries cont.)
          WellPath of Arizona Reinsurance Company                      Arizona
          NYLCare NC Holdings, Inc.
                              WellPath Community Health Plans, L.L.C.  North Carolina            Duke Medical
                                                                                                 Strategies, Inc. holds
                                                                                                 50%; 50% LLC interest

                              WPCHP Holdings, Inc.                     Delaware

                              WellPath Preferred Services, L.L.C.      North Carolina            99.9%; WPCHP
                                                                                                 Holdings, Inc. owns
                                                                                                 other 11%
                              WellPath Select Holdings, L.L.C.         North Carolina            WPCHP Holdings,
                                                                                                 Inc. holds 11%;
                                                                                                 99% LLC Interest
                              WellPath Select, Inc.                    North Carolina
          WellPath of Carolina, Inc.                                   Delaware
                  ETHIX Great Lakes, Inc.                              Michigan
                  ETHIX Mid-Atlantic, Inc.                             Pennsylvania
                  ETHIX Midlands, Inc.                                 Delaware
                  ETHIX Mid-Rivers, Inc.                               Missouri
                  ETHIX Northwest Public Services, Inc.                Washington
                  ETHIX Northwest, Inc.                                Washington
                      NYLCare Health Plans Northwest, Inc.             Washington
                  ETHIX Pacific, Inc.                                  Oregon
                  ETHIX Southeast, Inc.                                North Carolina
              Benefit Panel Services, Inc.                             California                50%; 50%
                                                                                                 owned by
                                                                                                 Anthem Companies,
                                                                                                 Inc.
                   BPS Health Plan Administrators                      California
                   VivaHealth, Incorporated                            California
                   One Liberty Plaza Holdings, Inc.                    Delaware
     NYLIFE Refinery Inc.                                              Delaware
     NYLIFE Securities Inc.                                            New York
     NYLIFE SFD Holding Inc.                                           Delaware
         NYLIFE Structured Asset Management Company, Ltd.              Texas                     83.33%; NYLIFE
                                                                                                 Depositary Corp.
                                                                                                 owns the remaining
                                                                                                 16.67%
     NYLINK Insurance Agency Incorporated                              Delaware
         NYLINK Insurance Agency of Alabama, Incorporated              Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated               Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated        Massachusetts

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE Inc. subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico

         NYLINK Insurance Agency of Ohio, Incorporated(7)              Ohio

         NYLINK Insurance Agency of Oklahoma, Incorporated(7)          Oklahoma

         NYLINK Insurance Agency of Texas, Incorporated(7)             Texas

     NYLTEMPS Inc.                                                     Delaware

NYLIFE Insurance Company of Arizona                                    Arizona

The MainStay Funds(8)                                                  Massachusetts

-----------
        (7) This entity is an unaffiliated insurance agency for which New York Life and its subsidiaries perform administrative services. It is not a subsidiary of New York Life but is included for informational purposes only.




        (8) This entity is an unaffiliated registered investment company for which New York Life subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life, but is included here for informational purposes only.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 1999, there were approximately 34,874 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-I.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.


     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III

         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.


     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director
     Phillip J. Hildebrand                           Director
     Robert D. Rock                                  Director
     Stephen C. Roussin                              Director and Senior Vice President
     Robert E. Brady                                 Director and Vice President
     Mark Gordon                                     President
     Sheila K. Davidson                              Chief Compliance Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Jay S. Calhoun                                  Vice President and Treasurer
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     John H. O'Byrne                                 Vice President
     Anthony W. Polis                                Vice President and Chief Financial Officer
     Richard W. Zuccaro                              Tax Vice President
     Louis H. Adasse                                 Corporate Vice President
     Thomas J. Murray                                Corporate Vice President
     Arphiela Arizmendi                              Assistant Vice President
     Antoinette B. Cirillo                           Assistant Vice President
     George R. Daoust                                Assistant Vice President
     Geraldine Lorito                                Assistant Vice President
     Mark A. Gomez                                   Secretary
     Ronald M. Jamison                               Assistant Secretary
     Lori S. Whittaker                               Assistant Secretary


     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

     New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

     Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 19th day of April, 1999.



                                                 NYLIAC VARIABLE ANNUITY
                                                 SEPARATE ACCOUNT-I
                                                       (Registrant)



                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President



                                                 NEW YORK LIFE INSURANCE AND
                                                 ANNUITY CORPORATION
                                                       (Depositor)


                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


     Howard I. Atkins*                      Executive Vice President and Director (Principal Financial Officer)

     Frank M. Boccio*                       Director

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director

     Philip J. Hildebrand*                  Director

     Maryann L. Ingenito*                   Vice President and Controller (Principal Accounting Officer)

     Richard M. Kernan, Jr.*                Director

     Robert D. Rock*                        Senior Vice President and Director

     Frederick J. Sievert*                  President and Director (Principal Executive Officer)

     Seymour Sternberg*                     Director

     George J. Trapp*                       Director




*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     April 19, 1999

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------


(9)                   Opinion and Consent of Jonathan E. Gaines, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP